N-4	Dec. 31, 2025 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Voya Retirement Insurance and Annuity Company
Entity Central Index Key	0000837010
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES, EXPENSES AND ADJUSTMENTS
Are There Charges or Adjustments for Early Withdrawals?

Yes.

SUNY Voluntary Legacy Plan Contract Only: Under Contracts that permit Installment Purchase Payments, if you withdraw all or a portion of your Fixed Account value, or of Account Values held in the Subaccounts or the Guaranteed Accumulation Account that were attributable to amounts held in the Fixed Account any time, within 10 years following establishment of your account, your withdrawal may be subject to an early withdrawal charge equal to a maximum of 5% of the amount withdrawn.

For example, if you make an early withdrawal from your Contract, you could pay a surrender charge of up to $5,000 on a $100,000 investment. This loss will be greater if there is a negative Market Value Adjustment, taxes, or tax penalties.

If all or a portion of your Account Value is removed from the Guaranteed Accumulation Account before the end of a Guaranteed Term, we will apply Market Value Adjustment, which may be negative and could cause a potential loss of up to 100% of your Account Value in the GAA. For example, you allocate $100,000 to the GAA with a 3-year Guaranteed Term and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay a surrender charge, taxes, and tax penalties. A Market Value Adjustment may apply if you withdraw or transfer Account Value from the GAA, or upon payments due to the death of the participant, if paid more than six months following death (or disability, if applicable).

See “FEE TABLE – Transaction Expenses,” “FEE TABLE – Adjustments,” “CHARGES, FEES AND ADJUSTMENTS – Transaction Fees – Early Withdrawal Charge” and “CHARGES, FEES AND ADJUSTMENTS – Market Value Adjustments.”

Are There Transaction Charges?

Yes.

•   In addition to the early withdrawal charge which applies only to the SUNY Voluntary Legacy Plan Contract and Market Value Adjustments, the Investor may also be charged for other transactions. If you take a loan from your Account Value, you may be subject to a Loan Initiation Fee not to exceed $125 per loan. Loan fees are not charged on new loans from the SUNY ORP (Post 11/15/2021) or SUNY Voluntary Legacy (Pre 11/15/2021) Plan taken after August 8, 2022;

•   Certain Funds may impose redemption fees as a result of withdrawals, transfers, or other Fund transactions you may initiate; and

•  Charges for advisory services due to an independent advisory services agreement between you and an investment advisor may be deducted from Contract value.

See “FEE TABLE – Transaction Expenses” and “CHARGES, FEES AND ADJUSTMENTS.”

Are There Ongoing Fees and Expenses?

Yes.

The table on the following page describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Loan Interest Rate Spread (which is the difference between the rate charged and the rate credited on loans under your contract), or an Annual Loan administration fee is charged until the loan is repaid.

FEES, EXPENSES AND ADJUSTMENTS (continued from previous page)
Are There Ongoing Fees and Expenses?	Annual Fee	Minimum	Maximum
	Base Contract Expenses (varies by Contract class)	0.12%[1,2]	1.50%[1,2]
	(SUNY ORP (Post 11/15/2021)) Portfolio Company fees and expenses	0.015%,3	0.89%[3]
	(SUNY ORP Legacy (Pre 11/15/2021)) Portfolio Company fees and expenses	0.015%[3]	0.89%[3]
	(SUNY ORP 403(b)) Portfolio Company fees and expenses	0.09%[3]	1.21%[3]
	(SUNY Voluntary Legacy Plan) Portfolio Company fees and expenses	0.09%[3]	1.21%[3]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40%[4]	0.40%[4]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges and negative Market Value Adjustments that substantially increase costs.

	Lowest Annual Cost Estimate (SUNY ORP (Post 11/15/2021)): $131	Highest Annual Cost Estimate (SUNY ORP (Post 11/15/2021)): $2,083
	Lowest Annual Cost Estimate (SUNY ORP Legacy(Pre 11/15/2021)): $131	Highest Annual Cost Estimate (SUNY ORP Legacy(Pre 11/15/2021)): $2,083
	Lowest Annual Cost Estimate (SUNY ORP 403(b)): $203	Highest Annual Cost Estimate (SUNY ORP 403(b)): $2,137
	Lowest Annual Cost Estimate (SUNY Voluntary Legacy Plan): $203	Highest Annual Cost Estimate (SUNY Voluntary Legacy Plan): $3,175

1	As a percentage of average Account Value.
2	The Base Contract Expenses include (1) the mortality and expense risk charge, which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits; and (2) an administrative expense charge equal to 0.25% (we currently do not charge your contract this expense) annually of your Account Value invested in the Subaccounts. The administrative expense charge and the annual maintenance fee may be reduced or eliminated in certain circumstances. The minimum amount reflects these reductions or eliminations, while the maximum amount does not. See “CHARGES, FEES AND ADJUSTMENTS – Periodic Fees and Charges.”
[3]	As a percentage of the Portfolio Company’s net assets. These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2025, and will vary from year to year.
[4]	As a percentage of the MGWB Base. Reflects the current annual charge for the Optional Minimum Guaranteed Withdrawal Benefit Endorsement, which is deducted as a quarterly charge of 0.10%. The maximum annual charge for the MGWB Endorsement is 1.20% of the MGWB Base, deducted as a quarterly charge of 0.30%.

Assumes:

•  Investment of $100,000;

•  5% annual appreciation;

•  No loans;

•  Least expensive Fund fees and expenses;

•  No optional benefits;

• No sales charges; and

•  No additional Purchase Payments, transfers, or withdrawals.

Assumes:

•  Investment of $100,000;

•  5% annual appreciation;

•  No loans;

•  Most expensive combination of optional benefits and Fund fees and expenses;

•  No sales charges; and

•  No additional Purchase Payments, transfers, or withdrawals.

See “FEE TABLE – Periodic Fees and Expenses” and “CHARGES, FEES AND ADJUSTMENTS – Periodic Fees and Charges.”

Charges for Early Withdrawals [Text Block]	Are There Charges or Adjustments for Early Withdrawals?

Yes.

SUNY Voluntary Legacy Plan Contract Only: Under Contracts that permit Installment Purchase Payments, if you withdraw all or a portion of your Fixed Account value, or of Account Values held in the Subaccounts or the Guaranteed Accumulation Account that were attributable to amounts held in the Fixed Account any time, within 10 years following establishment of your account, your withdrawal may be subject to an early withdrawal charge equal to a maximum of 5% of the amount withdrawn.

For example, if you make an early withdrawal from your Contract, you could pay a surrender charge of up to $5,000 on a $100,000 investment. This loss will be greater if there is a negative Market Value Adjustment, taxes, or tax penalties.

If all or a portion of your Account Value is removed from the Guaranteed Accumulation Account before the end of a Guaranteed Term, we will apply Market Value Adjustment, which may be negative and could cause a potential loss of up to 100% of your Account Value in the GAA. For example, you allocate $100,000 to the GAA with a 3-year Guaranteed Term and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay a surrender charge, taxes, and tax penalties. A Market Value Adjustment may apply if you withdraw or transfer Account Value from the GAA, or upon payments due to the death of the participant, if paid more than six months following death (or disability, if applicable).

See “FEE TABLE – Transaction Expenses,” “FEE TABLE – Adjustments,” “CHARGES, FEES AND ADJUSTMENTS – Transaction Fees – Early Withdrawal Charge” and “CHARGES, FEES AND ADJUSTMENTS – Market Value Adjustments.”

Surrender Charge Phaseout Period, Years	10
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Surrender Charge Example Maximum [Dollars]	$ 5,000
Transaction Charges [Text Block]	Are There Transaction Charges?

Yes.

•   In addition to the early withdrawal charge which applies only to the SUNY Voluntary Legacy Plan Contract and Market Value Adjustments, the Investor may also be charged for other transactions. If you take a loan from your Account Value, you may be subject to a Loan Initiation Fee not to exceed $125 per loan. Loan fees are not charged on new loans from the SUNY ORP (Post 11/15/2021) or SUNY Voluntary Legacy (Pre 11/15/2021) Plan taken after August 8, 2022;

•   Certain Funds may impose redemption fees as a result of withdrawals, transfers, or other Fund transactions you may initiate; and

•  Charges for advisory services due to an independent advisory services agreement between you and an investment advisor may be deducted from Contract value.

See “FEE TABLE – Transaction Expenses” and “CHARGES, FEES AND ADJUSTMENTS.”

Ongoing Fees and Expenses [Table Text Block]	Are There Ongoing Fees and Expenses?

Yes.

The table on the following page describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Loan Interest Rate Spread (which is the difference between the rate charged and the rate credited on loans under your contract), or an Annual Loan administration fee is charged until the loan is repaid.

FEES, EXPENSES AND ADJUSTMENTS (continued from previous page)
Are There Ongoing Fees and Expenses?	Annual Fee	Minimum	Maximum
	Base Contract Expenses (varies by Contract class)	0.12%[1,2]	1.50%[1,2]
	(SUNY ORP (Post 11/15/2021)) Portfolio Company fees and expenses	0.015%,3	0.89%[3]
	(SUNY ORP Legacy (Pre 11/15/2021)) Portfolio Company fees and expenses	0.015%[3]	0.89%[3]
	(SUNY ORP 403(b)) Portfolio Company fees and expenses	0.09%[3]	1.21%[3]
	(SUNY Voluntary Legacy Plan) Portfolio Company fees and expenses	0.09%[3]	1.21%[3]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40%[4]	0.40%[4]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges and negative Market Value Adjustments that substantially increase costs.

	Lowest Annual Cost Estimate (SUNY ORP (Post 11/15/2021)): $131	Highest Annual Cost Estimate (SUNY ORP (Post 11/15/2021)): $2,083
	Lowest Annual Cost Estimate (SUNY ORP Legacy(Pre 11/15/2021)): $131	Highest Annual Cost Estimate (SUNY ORP Legacy(Pre 11/15/2021)): $2,083
	Lowest Annual Cost Estimate (SUNY ORP 403(b)): $203	Highest Annual Cost Estimate (SUNY ORP 403(b)): $2,137
	Lowest Annual Cost Estimate (SUNY Voluntary Legacy Plan): $203	Highest Annual Cost Estimate (SUNY Voluntary Legacy Plan): $3,175

1	As a percentage of average Account Value.
2	The Base Contract Expenses include (1) the mortality and expense risk charge, which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits; and (2) an administrative expense charge equal to 0.25% (we currently do not charge your contract this expense) annually of your Account Value invested in the Subaccounts. The administrative expense charge and the annual maintenance fee may be reduced or eliminated in certain circumstances. The minimum amount reflects these reductions or eliminations, while the maximum amount does not. See “CHARGES, FEES AND ADJUSTMENTS – Periodic Fees and Charges.”
[3]	As a percentage of the Portfolio Company’s net assets. These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2025, and will vary from year to year.
[4]	As a percentage of the MGWB Base. Reflects the current annual charge for the Optional Minimum Guaranteed Withdrawal Benefit Endorsement, which is deducted as a quarterly charge of 0.10%. The maximum annual charge for the MGWB Endorsement is 1.20% of the MGWB Base, deducted as a quarterly charge of 0.30%.

Assumes:

•  Investment of $100,000;

•  5% annual appreciation;

•  No loans;

•  Least expensive Fund fees and expenses;

•  No optional benefits;

• No sales charges; and

•  No additional Purchase Payments, transfers, or withdrawals.

Assumes:

•  Investment of $100,000;

•  5% annual appreciation;

•  No loans;

•  Most expensive combination of optional benefits and Fund fees and expenses;

•  No sales charges; and

•  No additional Purchase Payments, transfers, or withdrawals.

See “FEE TABLE – Periodic Fees and Expenses” and “CHARGES, FEES AND ADJUSTMENTS – Periodic Fees and Charges.”

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.12%	[1],[2]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.50%	[1],[2]
Optional Benefits Minimum [Percent]	0.40%	[3]
Optional Benefits Maximum [Percent]	0.40%	[3]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average Account Value.2 The Base Contract Expenses include (1) the mortality and expense risk charge, which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits; and (2) an administrative expense charge equal to 0.25% (we currently do not charge your contract this expense) annually of your Account Value invested in the Subaccounts. The administrative expense charge and the annual maintenance fee may be reduced or eliminated in certain circumstances. The minimum amount reflects these reductions or eliminations, while the maximum amount does not. See “CHARGES, FEES AND ADJUSTMENTS – Periodic Fees and Charges.”
Optional Benefits Footnotes [Text Block]	4As a percentage of the MGWB Base. Reflects the current annual charge for the Optional Minimum Guaranteed Withdrawal Benefit Endorsement, which is deducted as a quarterly charge of 0.10%. The maximum annual charge for the MGWB Endorsement is 1.20% of the MGWB Base, deducted as a quarterly charge of 0.30%.
Investment Options Footnotes [Text Block]	As a percentage of the Portfolio Company’s net assets. These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2025, and will vary from year to year.
Lowest and Highest Annual Cost [Table Text Block]

Lowest Annual Cost Estimate

(SUNY ORP (Post 11/15/2021)):

$131

Highest Annual Cost Estimate

(SUNY ORP (Post 11/15/2021)):
$2,083

Lowest Annual Cost Estimate

(SUNY ORP Legacy(Pre 11/15/2021)):

$131

Highest Annual Cost Estimate

(SUNY ORP Legacy(Pre 11/15/2021)):
$2,083

Lowest Annual Cost Estimate

(SUNY ORP 403(b)):

$203

Highest Annual Cost Estimate

(SUNY ORP 403(b)):

$2,137

Lowest Annual Cost Estimate

(SUNY Voluntary Legacy Plan):

$203

Highest Annual Cost Estimate

(SUNY Voluntary Legacy Plan):
$3,175

Assumes:

•  Investment of $100,000;

•  5% annual appreciation;

•  No loans;

•  Least expensive Fund fees and expenses;

•  No optional benefits;

• No sales charges; and

•  No additional Purchase Payments, transfers, or withdrawals.

Assumes:

•  Investment of $100,000;

•  5% annual appreciation;

•  No loans;

•  Most expensive combination of optional benefits and Fund fees and expenses;

•  No sales charges; and

•  No additional Purchase Payments, transfers, or withdrawals.

See “FEE TABLE – Periodic Fees and Expenses” and “CHARGES, FEES AND ADJUSTMENTS – Periodic Fees and Charges.”

Risks [Table Text Block]
RISKS
Is There a Risk of Loss from Poor Performance?	Yes. An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Is This a Short-Term Investment?

No. This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges, if applicable, or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.

Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties. Amounts removed from the Guaranteed Accumulation Account before the end of a Guaranteed Term may also result in a negative Market Value Adjustment, At the end of the Guaranteed Term we will reallocate your Account Value in the GAA according to your instructions. If you have not provided instructions, we will automatically reinvest the maturing investment into a guaranteed term available in the current deposit period. For contracts that distinguish between short- and long-term classifications, we will generally transfer the maturing investment to the available deposit period for the guaranteed term having the shortest maturity within the same classification. For other contracts, we will generally transfer the maturing investment in the following manner based upon availability:

• To a guaranteed term of the same duration, if available;

• To a guaranteed term with the next shortest duration, if available; or

• To a guaranteed term with the next longest duration.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

What Are the Risks Associated with the Investment Options?

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Guaranteed Accumulation Account and the other Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision.

See “THE INVESTMENT OPTIONS – The Variable Investment Options” and “THE INVESTMENT OPTIONS – The Fixed Interest Options.”

What Are the Risks Related to the Insurance Company?

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT – The General Account.”

Investment Restrictions [Text Block]

Yes.

•   Your plan may limit the number of investment options you may select at any one time. Please refer to your plan documents for more information;

•  Some Subaccounts and Fixed Interest Options may not be available through your plan . Please refer to your plan documents for a list of Subaccounts and Fixed Interest Options available to you.;

•  Some financial institutions or broker-dealers through which the Contract is sold may limit the availability of certain investment options;

•   Not all Fixed Interest Options may be available for current or future investment;

•   There are certain restrictions on transfers from the Fixed Interest Options;

•   The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and

•   The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation activity to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS – Selecting Investment Options and Right to Change the Separate Account,” “THE CONTRACT – Limits on Frequent or Disruptive Transfers” and “OTHER TOPICS – Financial Intermediary Variations.”

Key Information, Benefit Restrictions [Text Block]

Yes.

•  The Minimum Guaranteed Withdrawal Benefit Endorsement is only available through the SUNY Voluntary Legacy Plan Contract is no longer available for purchase;

•    We may discontinue or restrict the availability of an optional benefit;

•   Account Values invested in certain investment options may not be available for rebalancing under the Asset Rebalancing Program. Subaccount reallocations or changes outside of the Asset Rebalancing Program may affect the program;

•   If not required under your plan, we may discontinue the availability of one or all of the Systematic Distribution Options at any time and/or change the terms of future elections;

•  Some financial institutions or broker-dealers through which the Contract is sold may limit the availability of certain Contract benefits; and

•   The availability of certain benefits may vary based on your plan.

See “THE CONTRACT – Contract Provisions and Limitations – The Asset Rebalancing Program,” “DEATH BENEFIT – Death Benefit Options,” “OPTIONAL MINIMUM GUARANTEED WITHDRAWAL (Certain SUNY Voluntary Legacy Plan Contract Only),” “SYSTEMATIC DISTRIBUTION OPTIONS – Availability of Systematic Distribution Options,” “LOANS – Availability” and “OTHER TOPICS – Financial Intermediary Variations.”

Tax Implications [Text Block]

•  You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;

•  There is no additional tax benefit to the Investor if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”); and

•   Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS.”

Investment Professional Compensation [Text Block]

•   We pay compensation to broker/dealers whose registered representatives sell the Contract.

•   Compensation may be paid in the form of commissions or other compensation, depending upon the agreement between the broker/dealers and the registered representative.

•   Because of this sales-based compensation, an investment professional may have a financial incentive to offer or recommend the Contract over another investment.

See “OTHER TOPICS – Contract Distribution.”

Exchanges [Text Block]

Some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should exchange your contract only if you determine, after comparing the features, fees and risks of the contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new Contract rather than continue to own the existing contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]

FEE TABLE

The following tables describe the fees, expenses and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from an Investment Option or the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender, or make withdrawals from the Contract or take a loan from the Contract. State premium taxes may also be deducted.

Transaction Expenses

Maximum Early Withdrawal Charge[1] (as a percentage of amount withdrawn, if applicable)
Applicable to SUNY Voluntary Legacy Plan Contract	5.00%
Maximum Loan Fees
Loan Initiation Fee[2]	$125.00
Premium Tax[3]	0.00% to 4.00%

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Account Value is removed from the Guaranteed Accumulation Account or from the Contract before the expiration of a specified period.

Adjustments

Guaranteed Accumulation Account Maximum Potential Loss Due to Market Value Adjustment (as a percentage of Account Value withdrawn from the Guaranteed Accumulation Account)[4]	100%

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

1	This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “CHARGES, Fees AND ADJUSTMENTS” section. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. See “CHARGES, Fees AND ADJUSTMENTS.”
[2]	Certain Contracts may be subject to a loan initiation fee. If assessed, the loan initiation fee will apply to each outstanding loan taken and will be deducted from the Account Value. We reserve the right to change the fee charged for loan initiation, but not to exceed $125. Loan fees are no longer charged on new loans taken as of August 8, 2022. See “Loans ‒ Things to Consider Before Initiating a Loan.”
[3]	Although we do not charge a premium tax, we reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES, Fees AND ADJUSTMENTS ‒ Premium and Other Taxes.”
[4]	A Market Value Adjustment will apply to withdrawals or transfers from the Guaranteed Accumulation Account. Withdrawals due to the election of a lifetime income option and Withdrawals due to the death of the participant (if paid within the first six months following death) will be subject to an aggregate MVA only if it is positive. All other withdrawals will be subject to an aggregate MVA, regardless of whether it is positive or negative. For more information, see “CHARGES, FEES AND ADJUSTMENTS – Contract Adjustments.”

Annual Contract Expenses

	Minimum	Maximum
Base Contract Expenses[1,2] (as a percentage of average Account Value)	0.12%	1.50%
Annual Loan Administration Fee[3]		$50.00

Optional Endorsement Charges (Certain SUNY Voluntary Legacy Plan Contract only)

If you elected to purchase the optional Minimum Guaranteed Withdrawal Benefit (“MGWB”) Endorsement prior to April 29, 2011, the following charges will apply.

MGWB Endorsement Charge

(as a percentage of the MGWB Base)[4]

Maximum Annual Charge (charge deducted quarterly):	1.20%
Current annual charge (charge deducted quarterly):	0.40%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of the Funds available under the Contract, including their annual expenses, may be found in APPENDIX A of this prospectus.

[1]	These fees may be waived, reduced or eliminated in certain circumstances. See “CHARGES, Fees AND ADJUSTMENTS.”
[2]	The mortality and expense risk charge (the current fee is 0.12% for the SUNY Voluntary Legacy Plan Contract, the SUNY ORP 403(b) contract, the SUNY ORP (Post 11/15/2021) Contract and the SUNY ORP Legacy (Pre 11/15/2021) Contract), included in the base contract expenses, compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits that may be available in a Contract. The base contract expenses also reflect an administrative expense charge equal to 0.25% (we currently do not charge your contract this expense) invested in the Subaccounts. See “CHARGES, FEES AND ADJUSTMENTS – Periodic Fees and Charges – Mortality and Expense Risk Charge.”
[3]	Certain Contracts may be subject to an annual loan administration fee. If assessed, the annual loan administration fee will apply to each outstanding loan and will be deducted from the Account Value annually at the beginning of each calendar year. We reserve the right to change the annual fee charged for loan administration, but the fee shall not exceed $50. The Annual Loan Administration Fee is charged until the loan is repaid in full. See “LOANS ‒ Things to Consider Before Initiating a Loan.”
[4]

We deduct the MGWB Endorsement Charge from the subaccounts in which you are invested on each quarterly endorsement anniversary. In addition, a pro rata portion of the quarterly charge will be deducted upon a full surrender of the eligible account value, upon cancellation of the endorsement and upon the application of the eligible account value to an Income Phase option. See “MGWB Endorsement Charge” and “Calculating the Minimum Guaranteed Withdrawal Benefit Base” subsections within the “OPTIONAL MINIMUM GUARANTEED WITHDRAWAL BENEFIT ENDORSEMENT” section of this prospectus for further information on this charge and on the Minimum Guaranteed Withdrawal Benefit Base (“MGWB Base”).

Annual Fund Expenses

Applicable to SUNY ORP (Post 11/15/2021)

	Minimum	Maximum
Total Annual Fund Operating Expense Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2025).	0.015%	0.89%

Applicable to SUNY ORP Legacy (Pre 11/15/2021)

	Minimum	Maximum
Total Annual Fund Operating Expense Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2025).	0.015%	0.89%

Applicable to SUNY ORP 403(b) Plan

	Minimum	Maximum
Total Annual Fund Operating Expense Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2025).	0.09%	1.21%

Applicable to SUNY Voluntary Legacy Plan

	Minimum	Maximum
Total Annual Fund Operating Expense Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2025).	0.09%	1.21%

See “CHARGES, FEES AND ADJUSTMENTS – Fund Fees and Expenses” for additional information about the fees and expenses of the Funds, including information about the revenue we may receive from each of the Funds or the Funds’ affiliates.

Examples

These examples are intended to help you compare the cost of investing in the Variable Investment Options with the cost of investing in other annuity contracts that offer Variable Investment Options. These costs include transaction expenses (assuming no loans), annual Contract expenses and annual Fund expenses.

The Example assumes all Account Value is allocated to the Variable Investment Options. Your costs could differ from those below if you invest in the Fixed Income Options, including the GAA. The examples do not reflect the Market Value Adjustment you may incur if you remove Contract Value from the GAA prior to the end of a Guarantee Period.

The following examples assume that you invest $100,000 in the Variable Investment Options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Fund expenses (for the SUNY Voluntary Legacy Plan Contract this includes those with the MGWB Endorsement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Applicable to SUNY ORP (Post 11/15/2021):

Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$2,421	$7,455	$12,755	$27,263
Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$2,421	$7,455	$12,755	$27,263

Applicable to SUNY ORP Legacy (Pre 11/15/2021):

Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$2,421	$7,455	$12,755	$27,263
Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$2,421	$7,455	$12,755	$27,263
*	This example will not apply if during the Income Phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the Accumulation Phase and may be subject to an early withdrawal charge. (Refer to Example A.)

Applicable to SUNY ORP 403(b):

Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$2,491	$7,665	$13,105	$27,962
Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$2,491	$7,665	$13,105	$27,962

Applicable to SUNY Voluntary Legacy Plan:

Example A: If you withdraw your entire Account Value at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$8,986	$17,088	$24,313	$43,528
Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:**	1 Year	3 Years	5 Years	10 Years
	$3,931	$11,923	$20,090	$41,299
*	These examples reflect deduction of an early withdrawal charge calculated using the schedule applicable to Contracts that permit installment Purchase Payments. The schedule for the Contracts that permit installment Purchase Payments is referenced under “CHARGES, FEES AND ADJUSTMENTS.”
**	This example will not apply if during the Income Phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the Accumulation Phase and may be subject to an early withdrawal charge. (Refer to Example A.)

Transaction Expenses [Table Text Block]

Transaction Expenses

Maximum Early Withdrawal Charge[1] (as a percentage of amount withdrawn, if applicable)
Applicable to SUNY Voluntary Legacy Plan Contract	5.00%
Maximum Loan Fees
Loan Initiation Fee[2]	$125.00
Premium Tax[3]	0.00% to 4.00%

Sales Load (of Purchase Payments), Maximum [Percent]	5.00%	[4]
Sales Load, Footnotes [Text Block]	This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “CHARGES, Fees AND ADJUSTMENTS” section. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. See “CHARGES, Fees AND ADJUSTMENTS.”
Other Transaction Fee, Maximum [Dollars]	$ 125	[5]
Other Transaction Fee (of Other Amount), Maximum [Percent]	4.00%	[6]
Other Transaction Fee (of Other Amount), Minimum [Percent]	0.00%	[6]
Other Transaction Fee, Footnotes [Text Block]	Certain Contracts may be subject to a loan initiation fee. If assessed, the loan initiation fee will apply to each outstanding loan taken and will be deducted from the Account Value. We reserve the right to change the fee charged for loan initiation, but not to exceed $125. Loan fees are no longer charged on new loans taken as of August 8, 2022. See “Loans ‒ Things to Consider Before Initiating a Loan.”[3]Although we do not charge a premium tax, we reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES, Fees AND ADJUSTMENTS ‒ Premium and Other Taxes.”
Contract Adjustments, Fee Table [Table Text Block]	Adjustments
Guaranteed Accumulation Account Maximum Potential Loss Due to Market Value Adjustment (as a percentage of Account Value withdrawn from the Guaranteed Accumulation Account)[4]	100%

Contract Adjustment, Maximum Potential Loss Over Amount Withdrawn [Percent]	100.00%	[7]
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses
	Minimum	Maximum
Base Contract Expenses[1,2] (as a percentage of average Account Value)	0.12%	1.50%
Annual Loan Administration Fee[3]		$50.00

Administrative Expense, Current [Dollars]	$ 50	[8]
Administrative Expense, Footnotes [Text Block]	Certain Contracts may be subject to an annual loan administration fee. If assessed, the annual loan administration fee will apply to each outstanding loan and will be deducted from the Account Value annually at the beginning of each calendar year. We reserve the right to change the annual fee charged for loan administration, but the fee shall not exceed $50. The Annual Loan Administration Fee is charged until the loan is repaid in full. See “LOANS ‒ Things to Consider Before Initiating a Loan.”
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.50%	[9],[10]
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.12%	[9],[10]
Base Contract Expense, Footnotes [Text Block]	These fees may be waived, reduced or eliminated in certain circumstances. See “CHARGES, Fees AND ADJUSTMENTS.”[2]The mortality and expense risk charge (the current fee is 0.12% for the SUNY Voluntary Legacy Plan Contract, the SUNY ORP 403(b) contract, the SUNY ORP (Post 11/15/2021) Contract and the SUNY ORP Legacy (Pre 11/15/2021) Contract), included in the base contract expenses, compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits that may be available in a Contract. The base contract expenses also reflect an administrative expense charge equal to 0.25% (we currently do not charge your contract this expense) invested in the Subaccounts. See “CHARGES, FEES AND ADJUSTMENTS – Periodic Fees and Charges – Mortality and Expense Risk Charge.”
Optional Benefit Expense, Footnotes [Text Block]	We deduct the MGWB Endorsement Charge from the subaccounts in which you are invested on each quarterly endorsement anniversary. In addition, a pro rata portion of the quarterly charge will be deducted upon a full surrender of the eligible account value, upon cancellation of the endorsement and upon the application of the eligible account value to an Income Phase option. See “MGWB Endorsement Charge” and “Calculating the Minimum Guaranteed Withdrawal Benefit Base” subsections within the “OPTIONAL MINIMUM GUARANTEED WITHDRAWAL BENEFIT ENDORSEMENT” section of this prospectus for further information on this charge and on the Minimum Guaranteed Withdrawal Benefit Base (“MGWB Base”).
Annual Portfolio Company Expenses [Table Text Block]

Annual Fund Expenses

Applicable to SUNY ORP (Post 11/15/2021)

	Minimum	Maximum
Total Annual Fund Operating Expense Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2025).	0.015%	0.89%

Applicable to SUNY ORP Legacy (Pre 11/15/2021)

	Minimum	Maximum
Total Annual Fund Operating Expense Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2025).	0.015%	0.89%

Applicable to SUNY ORP 403(b) Plan

	Minimum	Maximum
Total Annual Fund Operating Expense Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2025).	0.09%	1.21%

Applicable to SUNY Voluntary Legacy Plan

	Minimum	Maximum
Total Annual Fund Operating Expense Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2025).	0.09%	1.21%

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

The decision to participate or invest in the Contract should be discussed with your financial representative. Make sure that you understand the risks you will face when you consider an investment in the Contract.

There are risks associated with investing in the Contract.

•	Market Risk – You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds h could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds. There also is investment risk associated with an investment in the Guaranteed Accumulation Account if you remove Account Value before the end of a Guaranteed Term. If interest rates at the time of a withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account.
•	Account Value Risk – You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts.
•	Early Withdrawal Risk – You should carefully consider the risk associated with withdrawals, including a surrender of the participant’s certificate and a withdrawal under a certificate. A surrender or partial withdrawal may be subject to federal and state taxes, including a 10% federal income tax penalty on the taxable portion of the withdrawal, if taken prior to age 59½. Surrendering the participant certificate terminates the certificate. You may also incur a negative MVA if you remove Account Value from the Guaranteed Accumulation Account before the end of a Guaranteed Term. Under extreme conditions, you could lose up to 100% of your withdrawal from the GAA due to a negative MVA. Withdrawals can result in a significant reduction in your Account Value, death benefit and benefits under a participant certificate, potentially by more than the amount withdrawn. Ongoing withdrawals under the MGWB Endorsement may be subject to repeated Market Value Adjustments that may reduce the amount you receive, which could result in significant losses. Because of Contract features like these and given the tax consequences referred to above, you should not view the Contract as a short-term savings vehicle.
•	Insurance Company Insolvency – It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised.
•	Contract Changes – We do not guarantee that each Fund or Fixed Interest Option will always be available for investment through the Contract. Subject to certain conditions and restrictions applicable to certain types of retirement plans and state and federal law and the rules and regulations thereunder, we may, from time to time, combine two or more Subaccounts; close Subaccounts and, unless we receive alternative allocation instructions, allocate all future amounts directed to the Subaccount that was closed or is unavailable among the other available Subaccounts according to the most recent allocation instructions we have on file; or substitute a new Fund for a Fund in which a Subaccount currently invests. Additionally, we may limit your ability to make transfers between investment options if you violate our policy on frequent or disruptive transfers.
•	Contract Benefits – Loans and withdrawal may reduce the amount of a death benefit based on Purchase Payments by more than the amount of the loan or withdrawal due to proportional reductions in the premium amount. If you elected the MGWB Endorsement, withdrawals in excess of the Maximum Annual Withdrawal will reduce your MGWB Base and your payments during the Withdrawal Phase.
•	Tax Consequences – Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.
•	Short-Term Investment – You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½; and
•	Business Disruption and Cybersecurity Risks – We rely on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks).

Cybersecurity risks include, but are not limited to, the loss, theft, misuse, corruption, and destruction of data maintained online or digitally, interference with or denial of service, attacks on our website (or the websites of third parties on whom we rely), disruption of routine business operations, and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection.

Systems failures and cybersecurity incidents affecting us, our affiliates, the underlying funds, intermediaries, service providers, and other third parties on whom we rely may adversely affect your contract value and interfere with our ability to process contract transactions and calculate contract values. Systems failures and cybersecurity breaches may cause us to be unable to process orders from our website or with the underlying funds, cause us to be unable to calculate unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and our service providers and intermediaries to regulatory fines, litigation, and financial losses, and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value.

The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability of our employees or the employees of our service providers to perform their job responsibilities. They could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits available under the Contract. Some financial institutions or broker-dealers through which the Contract is sold may limit the availability of certain Contract benefits. For more information, see “OTHER TOPICS –Financial Intermediary Variations” section of this prospectus. If you have any questions about any limitations, restrictions, or other variations related to the contract benefits available to you, please reach out to your financial institution or broker-dealer.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Adjusted Purchase Payment Guaranteed Death Benefit

The death benefit is the greater of (a) or (b), where:

(a)  Is the adjusted Purchase Payment total, which is the sum of all net Purchase Payments to your account, minus a dollar-for-dollar or proportional adjustment (depending on your plan) for withdrawals and amounts taken as a loan, which amount will never be less than zero; and

(b)  Is the current Account Value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment, as applicable.

		Standard	No additional fee for this death benefit.

If the death benefit in (a) is less than the amount in (b), and the Beneficiary requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Minimum Guaranteed Withdrawal Benefit Endorsement	Guarantees that you may withdraw specified amounts from your Account Value each calendar year.	Optional	1.20% of the MGWB Benefit Base annually

•      The Minimum Guaranteed Withdrawal Benefit Endorsement is only available through the SUNY Voluntary Legacy Plan Contract and after April 29, 2011, no longer available for purchase.

•      Ongoing withdrawals under the MGWB Endorsement may be subject to repeated Market Value Adjustments that may reduce the amount you receive, which could result in significant losses.

•      Withdrawals in excess of the Maximum Annual Withdrawal will reduce your MGWB Base, which will result in lower payments under the MGWB Endorsement and could result in termination of the MGWB Endorsement.

•      If you have purchased the MGWB Endorsement, you may not be able to invest in certain Investment Options.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Asset Rebalancing Program	Allows you to reallocate your Account Value in the investments and percentages you identify.	Standard	No additional fee for this benefit.	Account Values invested in certain investment options may not be available for rebalancing under this program. Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as Fund mergers, substitutions or closures may also affect the program. The benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Systematic Distribution Options	Allows you to receive regular payments from your account without moving into the Income Phase.	Standard	No additional fee for this benefit.	If not required under the plan, VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. The benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Loans	Allows you to borrow against your Account Value.	Standard

Loan Interest Rate Spread (per annum): 2.5% for loans taken prior to August 8, 2022, for the SUNY ORP Contracts. For loans taken August 8, 2022, and after, the Loan Interest Rate Spread for the SUNY Voluntary Legacy Plan Contract, is 0.0%; or Loan Initiation Fee: $125 per loan; and Annual Loan Administration Fee: $50 per loan.

Amounts borrowed under a Contract do not participate in the investment performance of the Subaccounts and the interest guarantees of the Fixed Interest Options and you may lose the benefit of tax-deferred growth on earnings. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. The benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

DEATH BENEFIT

The Contract provides a death benefit in the event of your death, which is payable to the Beneficiary named under the Contract (“Contract Beneficiary”). The designated Beneficiary may be changed at any time. Such change will not become effective until a request in Good Order is received by Customer Service. In the event there is no Beneficiary designated on your account, the death benefit will be payable to your estate.

During the Accumulation Phase (SUNY Voluntary Legacy Plan Contract only)

For death benefit information applicable to the Income Phase, see “THE Income Phase – Death Benefit During the Income Phase.”

Payment Process

•	Following your death, the Contract Beneficiary (on behalf of the Plan Beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in Good Order;
•	The payment request should include selection of a benefit payment option (see below); and
•	Within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order, we will mail payment, unless otherwise requested.

Until a death benefit request is in Good Order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “Income Phase – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

The Beneficiary may also leave the Account Value invested in the Contract, subject to Tax Code limits on the length of time amount may remain invested and subject to market fluctuation.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest-bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draft book feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Death Benefit Options

Adjusted Purchase Payment Guaranteed Death Benefit. Effective December 31, 2006, a guaranteed death benefit was made available under the Contract, which generally guarantees that the death benefit payable under the Contract will never be less than the amount of Adjusted Purchase payments made to your Account Value (as defined below), less a proportional adjustment for amounts withdrawn or borrowed from your Account Value. The guaranteed death benefit applies to all death benefits payable on or after December 31, 2006. There is no additional charge for the guaranteed death benefit.

Calculating the Adjusted Purchase Payment Guaranteed Death Benefit. The death benefit under the Adjusted Purchase Payment Guaranteed Death Benefit is guaranteed to be the greater of (a) or (b) as calculated as of the next Valuation Date following Customer Service’s receipt of proof of death and a payment request in Good Order where:

(a)	is the adjusted Purchase Payment total, which is the sum of all net Purchase Payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero (see “Calculating Adjusted Purchase Payments” below); and
(b)	is the current Account Value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment, as applicable. We describe the market value adjustment in “FEES, CHARGES AND ADJUSTMENTS” and the STATEMENT OF ADDITIONAL INFORMATION.

If the amount of the death benefit in (a) is greater than the amount in (b), the Company will deposit the difference into your account. The amount, if any, will be deposited into your account proportionally across your current investment allocations as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

If the Beneficiary in that situation requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment, as of the Valuation Date following the date, we deposit the difference into your account.

If the amount of the death benefit in (a) is less than the amount in (b), and the Beneficiary requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment, as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

In the event a Beneficiary elects to defer distribution of the death benefit, the amount paid to the Beneficiary when the Beneficiary elects to begin distribution of the death benefit will equal the current Account Value, excluding any amounts taken as a loan, plus or minus any applicable market value adjustment, as of the next Valuation Date following Customer Service’s receipt of the distribution request in Good Order. The amount paid may be more or less than the amount of the death benefit determined above on the date notice of death and an election to defer payment was received. No additional death benefit is payable upon the Beneficiary’s death.

Calculating Adjusted Purchase Payments. For accounts established on or after December 31, 2006, the adjusted Purchase Payment total above is initially equal to the first Purchase Payment. For accounts established before December 31, 2006, the adjusted Purchase Payment total is initially equal to the current account value, excluding any amounts taken as a loan, as of the close of the NYSE on the last business day in December 2006 on which the NYSE was open (December 29, 2006). For all accounts, the adjusted Purchase Payment total is then adjusted for each subsequent Purchase Payment, loan repayment or partial withdrawal. The adjustment for subsequent Purchase Payments and loan repayments will be dollar for dollar. The adjustment for partial withdrawals will be proportionate, reducing the adjusted Purchase Payment total in the same proportion that the current account value, excluding any amounts taken as loans, was reduced on the date of the partial withdrawal. The proportionate adjustment of the adjusted Purchase Payment total for each partial withdrawal is defined as the adjusted Purchase Payment total at that time, multiplied by the fraction A divided by B (A/B), where:

A	is the current Account Value, excluding amounts taken as a loan, immediately after the partial withdrawal; and
B	is the current Account Value, excluding amounts taken as a loan, before the partial withdrawal.

For example, if you have made Purchase Payments of $50,000 and take a partial withdrawal of $10,000 at a time when your Account Value is $60,000, the adjustment to your purchase payment will be $50,000 * $10,000/$60,000 = $8,333, meaning that your new adjusted Purchase Payment is $41,667. If you take a withdrawal when your Account Value is less than your adjusted Purchase Payments, your adjusted Purchase Payments may be reduced by more than your withdrawal. For example, if you have made Purchase Payments of $50,000 and take a partial withdrawal of $10,000 at a time when your Account Value is $40,000, the adjustment to your purchase payment will be $50,000 * $10,000/$40,000 = 12,500, meaning that your new adjusted Purchase Payment is $37,500.

Tax Code Requirements

If the death benefit is not taken in a lump sum by the end of the calendar year following your death, your beneficiary must satisfy the distribution rules imposed by the Tax Code. These rules recently changed for death occurring after January 1, 2020. Subject to certain exceptions most non-spouse beneficiaries must now complete death benefit distributions within ten years of your death in order to satisfy required minimum distribution rules. A beneficiary should consult a tax adviser. Failure to satisfy these rules can result in tax penalties. See “FEDERAL Tax Considerations” for additional information.

During the Accumulation Phase (SUNY ORP Legacy (Pre 11/15/2021), SUNY ORP (Post 11/15/2021), SUNY ORP 403(b), and NYS VDC Legacy (Pre 11/15/2021) Plans only)

For death benefit information applicable to the Income Phase, see “THE Income Phase – Death Benefit During the Income Phase.”

Payment Process

•	Following your death, the Contract Beneficiary (on behalf of the Plan Beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in Good Order;
•	The payment request should include selection of a benefit payment option (see below); and
•	Within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order, we will mail payment, unless otherwise requested.

Until a death benefit request is in Good Order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “Income Phase – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

The Beneficiary may also leave the Account Value invested in the Contract, subject to Tax Code limits on the length of time amount may remain invested and subject to market fluctuation.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest-bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draft book feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Death Benefit Options

Adjusted Purchase Payment Guaranteed Death Benefit. Effective December 31, 2006, a guaranteed death benefit was made available under the Contract, which generally guarantees that the death benefit payable under the Contract will never be less than the amount of Adjusted Purchase payments made to your Account Value (as defined below), less a proportional adjustment for amounts withdrawn or borrowed from your Account Value. The guaranteed death benefit applies to all death benefits payable on or after December 31, 2006. There is no additional charge for the guaranteed death benefit.

Calculating the Adjusted Purchase Payment Guaranteed Death Benefit. The death benefit under the Adjusted Purchase Payment Guaranteed Death Benefit is guaranteed to be the greater of (a) or (b) as calculated as of the next Valuation Date following Customer Service’s receipt of proof of death and a payment request in Good Order where:

(a)	is the adjusted Purchase Payment total, which is the sum of all net Purchase Payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero (see “Calculating Adjusted Purchase Payments” below); and
(b)	is the current Account Value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment, as applicable.

If the amount of the death benefit in (a) is greater than the amount in (b), the Company will deposit the difference into your account. The amount, if any, will be deposited into your account proportionally across your current investment allocations as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

If the Beneficiary in that situation requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment, as of the Valuation Date following the date we deposit the difference into your account.

If the amount of the death benefit in (a) is less than the amount in (b), and the Beneficiary requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment, as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

In the event a Beneficiary elects to defer distribution of the death benefit, the amount paid to the Beneficiary when the Beneficiary elects to begin distribution of the death benefit will equal the current Account Value, excluding any amounts taken as a loan, plus or minus any applicable market value adjustment, as of the next Valuation Date following Customer Service’s receipt of the distribution request in Good Order. The amount paid may be more or less than the amount of the death benefit determined above on the date notice of death and an election to defer payment was received. No additional death benefit is payable upon the Beneficiary’s death.

Calculating Adjusted Purchase Payments. For accounts established on or after December 31, 2006, the adjusted Purchase Payment total above is initially equal to the first Purchase Payment. For accounts established before December 31, 2006, the adjusted Purchase Payment total is initially equal to the current account value, excluding any amounts taken as a loan, as of the close of the NYSE on the last business day in December 2006 on which the NYSE was open (December 29, 2006). For all accounts, the adjusted Purchase Payment total is then adjusted for each subsequent Purchase Payment, loan repayment or partial withdrawal. The adjustment for subsequent Purchase Payments and loan repayments will be dollar for dollar. The adjustment for partial withdrawals will be proportionate, reducing the adjusted Purchase Payment total in the same proportion that the current account value, excluding any amounts taken as loans, was reduced on the date of the partial withdrawal. The proportionate adjustment of the adjusted Purchase Payment total for each partial withdrawal is defined as the adjusted Purchase Payment total at that time, multiplied by the fraction A divided by B (A/B), where:

A	is the current Account Value, excluding amounts taken as a loan, immediately after the partial withdrawal; and
B	is the current Account Value, excluding amounts taken as a loan, before the partial withdrawal.

For example, if you have made Purchase Payments of $50,000 and take a partial withdrawal of $10,000 at a time when your Account Value is $60,000, the adjustment to your purchase payment will be $50,000 * $10,000/$60,000 = $8,333, meaning that your new adjusted Purchase Payment is $41,667. If you take a withdrawal when your Account Value is less than your adjusted Purchase Payments, your adjusted Purchase Payments may be reduced by more than your withdrawal. For example, if you have made Purchase Payments of $50,000 and take a partial withdrawal of $10,000 at a time when your Account Value is $40,000, the adjustment to your purchase payment will be $50,000 * $10,000/$40,000 = 12,500, meaning that your new adjusted Purchase Payment is $37,500.

Value of the Death Benefit. The death benefit will be based on your Account Value as calculated on the next valuation following the date on which Customer Service receives proof of death and a death claim in Good Order. Interest on amounts invested in the Fixed Interest Options, if any, will be paid from the date of death at a rate no less than required by law. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your Account Value. We will not apply a negative aggregate market value adjustment in connection with the payment of a death benefit, regardless of when the request for payment is made. We describe the market value adjustment in “FEES, CHARGES AND ADJUSTMENTS” and the STATEMENT OF ADDITIONAL INFORMATION.

The Contracts provide a guaranteed death benefit that can be elected within the first six months after your death. A beneficiary who (i) elects an Income Phase payment option; (ii) takes a total distribution of the account; or (iii) if the beneficiary is your spouse, registers the account in his or her name, may elect to receive the guaranteed death benefit provided he or she has notified the Company of such election within six months after the participant’s death. The guaranteed death benefit is the greater of A or B, where:

A	Is the sum of payments (minus any applicable premium tax) made to your account, minus a dollar-for-dollar adjustment for amounts withdrawn, taken as a loan, or applied to an Income Phase payment option from your account; or
B	Is your Account Value, minus any outstanding loan balance, and plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account on the date that notice of death and request for payment or notice of election of the death benefit are received by Customer Service in Good Order.

For accounts established on or after February 1, 2004, the adjustment for amounts withdrawn, taken as a loan or applied to an Income Phase payment option from your account in (A) above will be proportionate (i.e., the sum of payments will be reduced in the same proportion that the Account Value was reduced on the date of the withdrawal or application to an Income Phase payment option), if it would result in a higher death benefit.

A Beneficiary may not make this election after he or she has initiated Income Phase payments or has taken a total account distribution.

If the amount of (A) is greater than the amount in (B), the Company will deposit to the account the amount by which the death benefit exceeds the Account Value. The amount paid to the Beneficiary will equal the Account Value on the date the payment request is processed. The amount paid to the Beneficiary may be more or less than the amount of the death benefit determined in (A) when the notice of death was received.

If the Beneficiary’s election of the death benefit is made more than six months after your death, the death benefit will be equal to the Account Value plus any positive aggregate market value adjustment.

Tax Code Requirements

If the death benefit is not taken in a lump sum by the end of the calendar year following your death, your beneficiary must satisfy the distribution rules imposed by the Tax Code. These rules recently changed for death occurring after January 1, 2020. Subject to certain exceptions most non-spouse beneficiaries must now complete death benefit distributions within ten years of your death in order to satisfy required minimum distribution rules. A beneficiary should consult a tax adviser. Failure to satisfy these rules can result in tax penalties. See “FEDERAL Tax Considerations” for additional information.

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Adjusted Purchase Payment Guaranteed Death Benefit

The death benefit is the greater of (a) or (b), where:

(a)  Is the adjusted Purchase Payment total, which is the sum of all net Purchase Payments to your account, minus a dollar-for-dollar or proportional adjustment (depending on your plan) for withdrawals and amounts taken as a loan, which amount will never be less than zero; and

(b)  Is the current Account Value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment, as applicable.

		Standard	No additional fee for this death benefit.

If the death benefit in (a) is less than the amount in (b), and the Beneficiary requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Minimum Guaranteed Withdrawal Benefit Endorsement	Guarantees that you may withdraw specified amounts from your Account Value each calendar year.	Optional	1.20% of the MGWB Benefit Base annually

•      The Minimum Guaranteed Withdrawal Benefit Endorsement is only available through the SUNY Voluntary Legacy Plan Contract and after April 29, 2011, no longer available for purchase.

•      Ongoing withdrawals under the MGWB Endorsement may be subject to repeated Market Value Adjustments that may reduce the amount you receive, which could result in significant losses.

•      Withdrawals in excess of the Maximum Annual Withdrawal will reduce your MGWB Base, which will result in lower payments under the MGWB Endorsement and could result in termination of the MGWB Endorsement.

•      If you have purchased the MGWB Endorsement, you may not be able to invest in certain Investment Options.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Asset Rebalancing Program	Allows you to reallocate your Account Value in the investments and percentages you identify.	Standard	No additional fee for this benefit.	Account Values invested in certain investment options may not be available for rebalancing under this program. Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as Fund mergers, substitutions or closures may also affect the program. The benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Systematic Distribution Options	Allows you to receive regular payments from your account without moving into the Income Phase.	Standard	No additional fee for this benefit.	If not required under the plan, VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. The benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Loans	Allows you to borrow against your Account Value.	Standard

Loan Interest Rate Spread (per annum): 2.5% for loans taken prior to August 8, 2022, for the SUNY ORP Contracts. For loans taken August 8, 2022, and after, the Loan Interest Rate Spread for the SUNY Voluntary Legacy Plan Contract, is 0.0%; or Loan Initiation Fee: $125 per loan; and Annual Loan Administration Fee: $50 per loan.

Amounts borrowed under a Contract do not participate in the investment performance of the Subaccounts and the interest guarantees of the Fixed Interest Options and you may lose the benefit of tax-deferred growth on earnings. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. The benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Optional Benefit Expense, Footnotes [Text Block]	We deduct the MGWB Endorsement Charge from the subaccounts in which you are invested on each quarterly endorsement anniversary. In addition, a pro rata portion of the quarterly charge will be deducted upon a full surrender of the eligible account value, upon cancellation of the endorsement and upon the application of the eligible account value to an Income Phase option. See “MGWB Endorsement Charge” and “Calculating the Minimum Guaranteed Withdrawal Benefit Base” subsections within the “OPTIONAL MINIMUM GUARANTEED WITHDRAWAL BENEFIT ENDORSEMENT” section of this prospectus for further information on this charge and on the Minimum Guaranteed Withdrawal Benefit Base (“MGWB Base”).
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The Variable Options and Fixed Interest Options available to you may vary based on employer. You should refer to your plan documents for a list of available Investment Options. Additionally, some financial institutions or broker-dealers through which the Contract is sold may limit the availability of certain investment options. For more information, see “OTHER TOPICS – Financial Intermediary Variations” section of this prospectus. If you have any questions about any limitations, restrictions, or other variations related to the investment options available to you, please reach out to your financial institution or broker-dealer.

Variable Options

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?doctype=pros&dtype=isp&cid=voyavpx&fid=NRVA00974. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com. If you have purchased the Optional Minimum Guaranteed Withdrawal Benefit Endorsement, you may not be able to invest in certain Investment Options, as noted below.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Funds Available for New Allocations: SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks total return, consisting of current income and capital appreciation.	Allspring Core Plus Bond Fund (Class R6)[1] Investment Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.30%*	7.41%	0.34%	3.37%
Seeks to provide long-term growth of capital.	American Funds® –EUPAC Fund® (Class R6)**,[1] Investment Adviser: Capital Research and Management CompanySM	0.47%	29.18%	4.59%	8.46%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s Prospectus.
**	Effective June 2, 2025, the American Funds® EuroPacific Growth Fund® (Class R6) changed its name to the American Funds® EUPAC Fund® (Class R6).
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Provide inflation protection and earn current income consistent with inflation-protected securities.	DFA Inflation-Protected Securities Portfolio (Class I)[1] Investment Adviser: Dimensional Fund Advisors LP	0.11%	7.03%	1.01%	3.11%
Seeks to maximize total returns. Total return is comprised of income and capital appreciation.	DFA Social Fixed Income Portfolio (Institutional Class)[1] Investment Adviser: Dimensional Fund Advisors LP Subadvisers: Dimensional Fund Advisors Ltd. and DFA Australia Limited	0.22%	7.07%	-0.13%	N/A
Seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) performance of common stocks publicly traded in the United States.	Fidelity® 500 Index Fund[1] Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.015%**	25.00%**	14.51%**	13.09%**
Seeks capital appreciation.

Fidelity Advisor® Focused Emerging Markets

(Class Z)***,[1]

Investment Adviser: Fidelity Management & Research Company LLC (FMR)

Subadvisers: FMR UK, FMR HK, FIL Investments (Japan) LTD, FMR Japan, FIA, and FIA (UK)

		0.77%*,**	9.43%**	3.98%**	5.89%**
Seeks to provide investment results that correspond to the total return of stocks of mid-capitalization United States companies.	Fidelity® Mid Cap Index Fund[1] Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.025%**	15.35%**	9.93%**	9.63%**

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This information is being provided based on the fund’s most recent prospectus filing.
***	Effective March 31, 2025, the Fidelity Advisor® Focused Emerging Markets Fund (Class Z) closed to new investors.
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide investment results that correspond to the total return of stocks of small-capitalization United States companies.	Fidelity® Small Cap Index Fund[1] Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.025%**	11.69%**	7.50%**	7.96%**
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.	Fidelity® Total International Index Fund[1] Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.06%**	4.99%**	4.11%**	N/A
Seeks long-term total return.	Franklin Small Cap Value Fund (Class R6) Investment Adviser: Franklin Mutual Advisers, LLC	0.60%*	7.67%	9.14%	10.16%
Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg U.S. Aggregate Bond Index.	Fidelity® U.S. Bond Index Fund (Class A)***,1 Investment Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited	0.025%**	1.34%**	-0.31%**	1.33%**
Seek long term growth of capital by investing in innovative companies around the world whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; environmental support services and waste management technologies; and sustainable food, agriculture, and forestry.	Impax Global Environmental Markets Fund (Institutional Class) Investment Adviser: Impax Asset Management LLC Subadviser: Impax Asset Management Ltd.	0.89%	13.97%	5.84%	9.98%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This information is being provided based on the fund’s most recent prospectus filing.
***	Effective October 10, 2025, the Fidelity® U.S. Bond Index Fund was added to the SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contract.
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	JPMorgan Large Cap Growth Fund (Class R6)[1] Investment Adviser: J.P. Morgan Investment Management Inc.	0.44%*	14.40%	12.97%	18.56%
Seeks to achieve both capital appreciation and current income.	Parnassus Core Equity FundSM (Investor Shares) Investment Adviser: Parnassus Investment	0.81%	11.64%	11.41%	13.32%
Seeks to maximize current income. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with the Fund’s primarily investment objective of current income.	PGIM High Yield Fund (Class R6)[1] Investment Adviser: PGIM Investments LLC Subadvisers: PGIM Fixed Income and PGIM Limited	0.38%	9.14%	4.60%	6.59%
Seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies.	T. Rowe Price Diversified Mid-Cap Growth Fund (Class I)[1] Investment Adviser: T. Rowe Price Investment Management	0.67%	10.54%	7.36%	12.97%
Seeks an above average level of dividend income and reasonable long-term capital appreciation. The fund has two advisors who perform extensive research to identify dividend-paying, undervalued companies with catalysts for share-price appreciation.	Vanguard® Equity Income Fund (Admiral Shares)[1,2] Investment Adviser: Vanguard Quantitative Equity Group Subadvisers: Wellington Management Company LLP (Wellington Management) and The Vanguard Group, Inc. (Vanguard)	0.17%	17.22%	12.82%	11.73%
Seeks to provide long-term capital appreciation.	Vanguard® ExplorerTM Fund (AdmiralTM Shares)[1,2] Investment Advisers: ArrowMark Colorado Holdings, LLC (ArrowMark Partners), ClearBridge Investment, LLC (ClearBridge), Stephens Investment Management Group, LLC (SIMG), Wellington Management Company LLP (Wellington Management), and The Vanguard Group, Inc. (Vanguard)	0.28%	7.23%	4.88%	11.47%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	Vanguard is a trademark of The Vanguard Group, Inc.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide current income while maintaining liquidity and a stable share price of $1.	Vanguard® Federal Money Market Fund (Investor Shares)[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.11%	4.22%	3.20%	2.14%
Seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.	Vanguard® FTSE Social Index Fund (Institutional Shares)[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.03%	17.31%	13.54%	15.17%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2020 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	12.15%	4.77%	6.87%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2025 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	14.60%	5.90%	7.87%

[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2030 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	16.24%	6.83%	8.66%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2035 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	17.54%	7.71%	9.40%

[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2040 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	18.76%	8.57%	10.13%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2045 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	19.99%	9.41%	10.74%

[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2050 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	21.41%	9.95%	11.02%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2055 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	21.43%	9.96%	11.02%

[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Bond II Index Fund, and Total International Stock Index Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2060 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	21.42%	9.96%	11.02%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2065 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	21.43%	9.98%	N/A

[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2070 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	21.42%	N/A	N/A
Seeks to provide current income and some growth of capital by investing in a mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Index Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement Income Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	11.31%	3.85%	5.33%
Seeks to provide long-term capital growth by investing primarily in common stocks.	Victory Sycamore Established Value Fund (Class R6)[1] Investment Adviser: Victory Capital Management Inc.	0.54%	2.68%	9.95%	10.98%

[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.

Funds Available for New Allocations: SUNY ORP Post (11/15/2021) Contracts

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks total return, consisting of current income and capital appreciation.	Allspring Core Plus Bond Fund (Class R6)[1,2] Investment Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.30%*	7.41%	0.34%	3.37%
Seeks to provide long-term growth of capital.	American Funds® – EUPAC Fund® (Class R6)** Investment Adviser: Capital Research and Management CompanySM	0.47%	29.18%	4.59%	8.46%
Provide inflation protection and earn current income consistent with inflation-protected securities.	DFA Inflation-Protected Securities Portfolio (Institutional Class) Investment Adviser: Dimensional Fund Advisors LP	0.11%	7.03%	1.01%	3.11%
Seeks to maximize total returns. Total return is comprised of income and capital appreciation.	DFA Social Fixed Income Portfolio (Institutional Class) Investment Adviser: Dimensional Fund Advisors LP Subadvisers: Dimensional Fund Advisors Ltd. and DFA Australia Limited	0.22%	7.07%	-0.13%	N/A
Seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) performance of common stocks publicly traded in the United States.	Fidelity® 500 Index Fund[1] Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.015%***	25.00%***	14.51%***	13.09%***

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective June 2, 2025, the American Funds® EuroPacific Growth Fund® (Class R) changed its name to the American Funds® EUPAC Fund® (Class R6).
***	This information is being provided based on the fund’s most recent prospectus filing.
[1]

This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

[2]

This Fund is available to the general public, in addition to being available through variable annuity contracts. See This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks capital appreciation.

Fidelity Advisor® Focused Emerging Markets Fund

(Class Z)[1,2]

Investment Adviser: Fidelity Management & Research Company LLC (FMR)

Subadvisers: FMR UK, FMR HK, FIL Investments (Japan) LTD, FMR Japan, FIA, and FIA (UK)

		0.77%*,**	9.43%**	3.98%**	5.89%**
Seeks to provide investment results that correspond to the total return of stocks of mid-capitalization United States companies.	Fidelity® Mid Cap Index Fund Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.025%**	15.35%**	9.93%**	9.63%**
Seeks to provide investment results that correspond to the total return of stocks of small-capitalization United States companies.	Fidelity® Small Cap Index Fund[1] Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.025%**	11.69%**	7.50%**	7.96%**
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.	Fidelity® Total International Index Fund Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.06%**	4.99%**	4.11%**	N/A**

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This information is being provided based on the fund’s most recent prospectus filing.
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	Effective March 31, 2025, the Fidelity Advisor® Focused Emerging Markets Fund (Class Z) closed to new investors.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term total return.	Franklin Small Cap Value Fund (Class R6) Investment Adviser: Franklin Mutual Advisers, LLC	0.60%*	7.67%	9.14%	10.16%
Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg U.S. Aggregate Bond Index.	Fidelity® U.S. Bond Index Fund (Class A)**,[1] Investment Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited	0.025%**	1.34%**	-0.31%**	1.33%**
Seek long term growth of capital by investing in innovative companies around the world whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; environmental support services and waste management technologies; and sustainable food, agriculture, and forestry.	Impax Global Environmental Markets Fund (Institutional Class)[1] Investment Adviser: Impax Asset Management LLC Subadviser: Impax Asset Management Ltd.	0.89%	13.97%	5.84%	9.98%
Seeks long-term capital appreciation.	JPMorgan Large Cap Growth Fund (Class R6) Investment Adviser: J.P. Morgan Investment Management Inc.	0.44%*	14.40%	12.97%	18.56%
Seeks to achieve both capital appreciation and current income.	Parnassus Core Equity FundSM (Investor Shares) Investment Adviser: Parnassus Investment	0.81%	11.64%	11.41%	13.32%
Seeks to maximize current income. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with the Fund’s primarily investment objective of current income.	PGIM High Yield Fund (Class R6) Investment Adviser: PGIM Investments LLC Subadvisers: PGIM Fixed Income and PGIM Limited	0.38%	9.14%	4.60%	6.59%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s Prospectus.
**	Effective September 15, 2025, the Fidelity® U.S. Bond Index Fund was added to the SUNY ORP Post (11/15/2021) Contract.
***	This information is being provided based on the fund’s most recent prospectus filing.
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies.	T. Rowe Price Diversified Mid-Cap Growth Fund (Class I)[1] Investment Adviser: T. Rowe Price Investment Management	0.67%	10.54%	7.36%	12.97%
Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard® Equity Income Fund (AdmiralTM Shares)[1,2] Investment Advisers: Wellington Management Company LLC (Wellington Management), and The Vanguard Group, Inc. (Vanguard)	0.17%	17.22%	12.82%	11.73%
Seeks to provide long-term capital appreciation.	Vanguard® ExplorerTM Fund (AdmiralTM Shares)[1,2] Investment Advisers: ArrowMark Colorado Holdings, LLC (ArrowMark Partners), ClearBridge Investment, LLC (ClearBridge), Stephens Investment Management Group, LLC (SIMG), Wellington Management Company LLP (Wellington Management), and The Vanguard Group, Inc. (Vanguard)	0.28%	7.23%	4.88%	11.47%
Seeks to provide current income while maintaining liquidity and a stable share price of $1.	Vanguard® Federal Money Market Fund (Investor Shares)[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.11%	4.22%	3.20%	2.14%
Seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.	Vanguard® FTSE Social Index Fund (Institutional Shares)[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.03%	17.31%	13.54%	15.17%

[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	Vanguard is a trademark of The Vanguard Group, Inc.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.	Vanguard Real Estate Index Fund (Institutional Shares)*,[1] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.11%	3.23%	4.66%	5.16%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2020 Fund [1,2] Investment Adviser The Vanguard Group, Inc. (Vanguard)	0.08%	12.15%	4.77%	6.87%

*	Effective May 1, 2026, the Vanguard Real Estate Index Fund (Institutional Shares) was added to the SUNY ORP Post (11/15/2021) Contract. The Fund will be available on May 15, 2026.
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2030 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	16.24%	6.83%	8.66%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2035 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	17.54%	7.71%	9.40%

[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2040 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	18.76%	8.57%	10.13%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2045 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	19.99%	9.41%	10.74%

[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER		AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
		CURRENT EXPENSES	1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2050 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	21.41%	9.95%	11.02%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2055 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	21.43%	9.96%	11.02%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Bond II Index Fund, and Total International Stock Index Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2060 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	21.42%	9.96%	11.02%

[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2065 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	21.43%	9.98%	N/A
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2070 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	21.42%	N/A	N/A

[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide current income and some growth of capital by investing in a mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Index Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement Income Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	11.31%	3.85%	5.33%
Seeks to provide long-term capital growth by investing primarily in common stocks.	Victory Sycamore Established Value Fund (Class R6)[1] Investment Adviser: Victory Capital Management Inc.	0.54%	2.68%	9.95%	10.98%

[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.

Funds Available for New Allocations: SUNY ORP 403(b) Contract

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.	American Century Inflation-Adjusted Bond Fund (Investor Class)[1] Investment Adviser: American Century Investment Management, Inc.	0.54%	6.67%	0.84%	2.70%
Seeks to provide long-term growth of capital.	American Funds -EUPAC Fund® (Class R4)**,[1] Investment Adviser: Capital Research and Management CompanySM	0.82%	28.71%	4.22%	8.08%
Seeks to provide long-term growth of capital.	American Funds – New Perspective Fund® (Class R4)[1] Investment Adviser: Capital Research and Management CompanySM	0.75%	21.20%	8.99%	12.65%
Seeks to provide long-term growth of capital.	American Funds -SMALLCAP World Fund® (Class R4)[1] Investment Adviser: Capital Research and Management CompanySM	1.00%	14.04%	1.42%	8.86%
Seeks to provide growth of capital.	American Funds – The Growth Fund of America® - (Class R4)[1] Investment Adviser: Capital Research and Management CompanySM	0.63%	19.88%	11.76%	15.11%
Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds -Washington Mutual Investors Fund (Class R4)[1] Investment Adviser: Capital Research and Management CompanySM	0.75%*	16.90%	13.60%	12.08%
Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio (Class I)[1] Investment Adviser: Calvert Research and Management	0.65%	11.48%	8.68%	9.81%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective June 2, 2025, the American Funds® EuroPacific Growth Fund® (Class R4) changed its name to the American Funds® EUPAC Fund® (Class R4).
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Columbia Variable Portfolio – Acorn Fund** Investment Adviser: Columbia Wanger Asset Management, LLC	0.91%*	4.47%	1.02%	8.66%
Seek total return consisting of capital appreciation and current income.	Dimensional VA Global Moderate Allocation Portfolio (Institutional Shares)*** Investment Adviser: Dimensional Fund Advisors LP	0.28%*	14.68%	8.42%	8.65%
Seeks to maximize capital appreciation.	Driehaus Emerging Markets Growth Fund (Institutional Class) Investment Adviser: Driehaus Capital Management LLC	0.98%	30.22%	3.59%	9.25%
Seeks long-term capital appreciation.	Fidelity® VIP Contrafund Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.54%	21.52%	15.37%	15.78%
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income Portfolio (Initial Class)*** Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.46%	19.02%	12.51%	11.60%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective at the opening of business on June 2, 2025, the Wanger Acorn Fund changed its name to the Columbia Variable Portfolio – Acorn Fund.
***	Effective on or about May 15, 2026, the Voya Global Perspectives® Portfolio (Class I) is liquidating and will be replaced by the Dimensional VA Global Moderate Allocation Portfolio (Institutional Class).
****	The Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to the fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.09%	17.78%	14.31%	14.70%
Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2)**,1 Investment Adviser: Franklin Mutual Advisers, LLC	0.91%*	7.65%	8.86%	9.81%
Seeks long-term growth of capital.	Invesco EQV International Equity Fund (Class R5)[1] Investment Adviser: Invesco Advisers, Inc.	0.93%	16.31%	3.62%	6.14%
Seeks capital appreciation and current income.	JPMorgan Equity Income Fund (Class I)[1] Investment Adviser: J.P. Morgan Investment Management Inc.	0.70%	14.59%	10.65%	10.84%
Seeks a high level of current income with liquidity and safety of principal.	JPMorgan Government Bond Fund (Class I)[1] Investment Adviser: J.P. Morgan Investment Management Inc.	0.45%*	6.98%	-0.49%	1.54%
Seeks to achieve both capital appreciation and current income.	Parnassus Core Equity FundSM (Investor Shares) Investment Adviser: Parnassus Investments	0.81%	11.64%	11.41%	13.32%
Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Victory Pioneer Equity Income Fund (Class Y)***,1 Investment Adviser: Amundi Asset Management US, Inc.	0.80%*	11.38%	9.11%	9.36%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	The Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to the fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
***	Effective March 31, 2025, the Pioneer Equity Income Fund (Class Y) changed its name to the Victory Pioneer Equity Income Fund (Class Y).
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide long-term capital growth by investing primarily in common stocks.	Victory Sycamore Established Value Fund (Class A)[1] Investment Adviser: Victory Capital Management Inc.	0.89%	2.33%	9.57%	10.60%
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Initial Class)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%*	8.80%	-2.30%	1.82%
Seeks capital appreciation.	Voya Global Insights Portfolio (Initial Class I)**,1 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.81%*	24.31%	7.21%	10.97%
Seeks total return.	Voya Global Perspectives® Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.85%*	14.23%	3.46%	6.38%
Seeks to provide high current return consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%*	4.02%	3.02%	1.96%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on or about July 17, 2026, the Voya Global Insights Portfolio (Class I) will change its name to the Voya Global Insights Fund (Class I).
***	Effective on or about May 15, 2026, the Voya Global Perspectives® Portfolio (Class I) is liquidating and will be replaced by the Dimensional VA Global Moderate Allocation Portfolio (Institutional Class).
[1]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%*	18.21%	15.46%	14.62%
Seeks to provide investors with a high level of current income and total return.	Voya High Yield Portfolio (Institutional Class) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.50%	8.80%	3.92%	5.82%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%*	7.71%	0.15%	2.66%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.76%	37.60%	11.59%	7.83%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%*	30.89%	8.50%	7.91%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
A non-diversified Portfolio that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%*	15.33%	12.23%	15.19%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.83%*	3.90%	4.55%	10.97%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.	Voya Russell™ Mid Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%*	10.08%	8.26%	10.59%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.	Voya Russell™ Small Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%*	12.51%	5.75%	9.29%
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.87%*	8.59%	6.26%	8.39%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective November 21, 2025, the VY® T. Rowe Price Growth Equity Portfolio (Class I) merged into the Voya Large Cap Growth Portfolio (Class I).
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.92%*	14.80%	5.85%	9.11%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2030 Portfolio (Class I)[1,2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%*	14.54%	6.39%	8.21%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[1]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
[2]	This Fund is currently available under your variable annuity contract. If this Fund was not added to your plan on September 1, 2021, it was automatically made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.73%*	16.37%	7.49%	8.96%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2040 Portfolio (Class I)[1,2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.73%*	18.23%	8.60%	9.86%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%*	19.48%	9.35%	10.19%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[1]	This Fund is currently available under your variable annuity contract. If this Fund was not added to your plan on September 1, 2021, it was automatically made available to your plan on or about November 12, 2021.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2050 Portfolio (Class I)[1,2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.76%*	19.90%	9.56%	10.34%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2055 Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%	19.95%	9.57%	10.34%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2060 Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%*	19.95%	9.57%	10.34%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[1]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
[2]	This Fund is currently available under your variable annuity contract. If this Fund was not added to your plan on September 1, 2021, it was automatically made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2065 Portfolio (Class I)[1,2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%*	20.01%	9.66%	N/A
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class I)**,[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%*	11.23%	3.60%	5.42%
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	0.85%*	5.33%	8.46%	9.28%
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets, LLC	0.91%*	6.82%	4.03%	3.99%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective August 8, 2025, the Voya Solution 2025 Portfolio (Class I) merged into the Voya Solution Income Portfolio (Class I).
[1]	This Fund is currently available under your variable annuity contract. If this Fund was not added to your plan on September 1, 2021, it was automatically made available to your plan on or about November 12, 2021.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%*	12.80%	8.82%	8.86%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.85%*	4.63%	9.53%	8.75%
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.65%	12.32%	9.49%	11.32%
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.80%*	9.92%	7.24%	12.78%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.

Funds Closed to New Allocations: SUNY Voluntary Legacy 403(b) Plan Contract**

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.	American Century Investments® Inflation-Adjusted Bond Fund (Investor Class)[1] Investment Adviser: American Century Investment Management, Inc.	0.54%	6.67%	0.84%	2.70%
Seeks to provide long-term growth of capital.	American Funds® – EUPAC Fund® (Class R4)*,[1] Investment Adviser: Capital Research and Management CompanySM	0.82%	28.71%	4.22%	8.08%
Seeks to provide long-term growth of capital.	American Funds® – New Perspective Fund® (Class R4)[1] Investment Adviser: Capital Research and Management CompanySM	0.75%	21.20%	8.99%	12.65%
Seeks to provide long-term growth of capital.	American Funds® –SMALLCAP World Fund® (Class R4)[1] Investment Adviser: Capital Research and Management CompanySM	1.00%	14.04%	1.42%	8.86%
Seeks to provide growth of capital.	American Funds® – The Growth Fund of America® (Class R4)[1] Investment Adviser: Capital Research and Management CompanySM	0.63%	19.88%	11.76%	15.11%
Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds® – Washington Mutual Investors FundSM (Class R4)[1] Investment Adviser: Capital Research and Management CompanySM	0.75%**	16.90%	13.60%	12.08%

*	Effective June 2, 2025, the American Funds® EuroPacific Growth Fund® (Class R4) changed its name to the American Funds® EUPAC Fund® (Class R4).
**	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio (Class I)[1] Investment Adviser: Calvert Research and Management	0.65%	11.48%	8.68%	9.81%
Seeks long-term capital appreciation.	Columbia Variable Portfolio – Acorn Fund** Investment Adviser: Columbia Wanger Asset Management, LLC	0.91%*	4.47%	1.02%	8.66%
Seek total return consisting of capital appreciation and current income.	Dimensional VA Global Moderate Allocation Portfolio (Institutional Shares)*** Investment Adviser: Dimensional Fund Advisors LP	0.28%*	14.68%	8.42%	8.65%
Seeks to maximize capital appreciation.	Driehaus Emerging Markets Growth Fund (Institutional Class)[1] Investment Adviser: Driehaus Capital Management LLC	0.98%	30.22%	3.59%	9.25%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.54%	21.52%	15.37%	15.78%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective at the opening of business on June 2, 2025, the Wanger Acorn Fund changed its name to the Columbia Variable Portfolio – Acorn Fund.
***	Effective on or about May 15, 2026, the Voya Global Perspectives® Portfolio (Class I) is liquidating and will be replaced by the Dimensional VA Global Moderate Allocation Portfolio (Institutional Class).
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income Portfolio (Initial Class)** Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.46%	19.02%	12.51%	11.60%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.09%	17.78%	14.31%	14.70%
Seeks long-term total return.	Franklin Small Cap Value VIP Fund (Class 2)*** Investment Adviser: Franklin Mutual Advisers, LLC	0.91%*	7.65%	8.86%	9.81%
Seeks long-term growth of capital.	Invesco EQV International Equity Fund (Class R5)[1] Investment Adviser: Invesco Advisers, Inc.	0.93%	16.31%	3.62%	6.14%
Seeks capital appreciation and current income.	JPMorgan Equity Income Fund (Class I)[1] Investment Adviser: J.P. Morgan Investment Management Inc.	0.70%	14.59%	10.65%	10.84%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	The Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to the fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
***	On June 20, 2021, the Subaccount that invests in the Franklin Small Cap Value VIP Fund closed to new investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to this Fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks a high level of current income with liquidity and safety of principal.	JPMorgan Government Bond Fund (Class I)[1] Investment Adviser: J.P. Morgan Investment Management Inc.	0.45%*	6.98%	-0.49%	1.54%
Seeks to achieve both capital appreciation and current income.	Parnassus Core Equity FundSM (Investor Shares)[1] Investment Adviser: Parnassus Investments	0.81%	11.64%	11.41%	13.32%
Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations	Victory Pioneer Equity Income Fund (Class Y)[1] Investment Adviser: Amundi Asset Management US, Inc.	0.80%*	11.38%	9.11%	9.36%
Seeks to provide long-term capital growth by investing primarily in common stocks.	Victory Sycamore Established Value Fund (Class A)[1] Investment Adviser: Victory Capital Management Inc.	0.89%	2.33%	9.57%	10.60%
Seeks to maximize income while maintaining prospects for capital appreciation.	Voya Balanced Income Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.58%*	11.96%	5.92%	7.16%
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%*	8.80%	-2.30%	1.82%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on or about July 24, 2026, the Voya Balanced Income Portfolio will change its name to the Voya Balanced Income Fund.
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	Voya Global Insights Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.81%*	24.31%	7.21%	10.97%
Seeks total return.	Voya Global Perspectives® Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.85%*	14.23%	3.46%	6.38%
Seeks to provide high current return consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%*	4.02%	3.02%	1.96%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%*	18.21%	15.46%	14.62%
Seeks to provide investors with a high level of current income and total return.	Voya High Yield Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.50%	8.80%	3.92%	5.82%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on or about July 17, 2026, the Voya Global Insights Portfolio will change its name to the Voya Global Insights Fund.
***	Effective on or about May 15, 2026, the Voya Global Perspectives® Portfolio (Class I) is liquidating and will be replaced by the Dimensional VA Global Moderate Allocation Portfolio (Institutional Class).
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%*	7.71%	0.15%	2.66%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.76%	37.60%	11.59%	7.83%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%*	30.89%	8.50%	7.91%
A non-diversified Portfolio that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%*	15.33%	12.23%	15.19%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.83%*	3.90%	4.55%	10.97%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective November 21, 2025, the VY® T. Rowe Price Growth Equity Portfolio (Class I) merged into the Voya Large Cap Growth Portfolio (Class I).
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.	Voya RussellTM Mid Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%*	10.08%	8.26%	10.59%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.	Voya RussellTM Small Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%*	12.51%	5.75%	9.29%
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.87%*	8.59%	6.26%	8.39%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.92%*	14.80%	5.85%	9.11%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2030 Portfolio (Class I)[1,2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%*	14.54%	6.39%	8.21%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.73%*	16.37%	7.49%	8.96%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[1]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
[2]	This Fund is currently available under your variable annuity contract. If this Fund was not added to your plan on September 1, 2021, it was automatically made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2040 Portfolio (Class I)[1,2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.73%*	18.23%	8.60%	9.86%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%*	19.48%	9.35%	10.19%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2050 Portfolio (Class I)[1,2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.76%*	19.90%	9.56%	10.34%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[1]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
[2]	This Fund is currently available under your variable annuity contract. If this Fund was not added to your plan on September 1, 2021, it was automatically made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2055 Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%*	19.92%	9.60%	10.36%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2060 Portfolio (Class I)[1,2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%*	19.95%	9.57%	10.34%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2065 Portfolio (Class I)[1,2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%*	20.01%	9.66%	N/A

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[1]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
[2]	This Fund is currently available under your variable annuity contract. If this Fund was not added to your plan on September 1, 2021, it was automatically made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks growth of capital.	Voya Solution Aggressive Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.77%*	16.87%	9.89%	10.55%
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Balanced Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%*	13.05%	6.84%	8.04%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Conservative Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%*	8.33%	2.97%	4.77%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%*	11.23%	3.60%	5.42%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective August 8, 2025, the Voya Solution 2025 Portfolio (Class I) merged into the Voya Solution Income Portfolio (Class I).
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	0.85%*	5.33%	8.46%	9.28%
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets, LLC	0.91%*	6.82%	4.03%	3.99%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%*	12.80%	8.82%	8.86%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.85%*	4.63%	9.53%	8.75%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.90%	12.02%	9.22%	11.04%
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.80%*	9.92%	7.24%	12.78%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.

Fixed Interest Options

The following is a list of Fixed Interest Options currently available under the Contract. We may change the features of the Fixed Interest Options listed below, offer new Fixed Interest Options, and terminate existing Fixed Interest Options. We will provide you with written notice before doing so. If you have purchased the Optional Minimum Guaranteed Withdrawal Benefit Endorsement, you may not be able to invest in certain Investment Options, as noted below.

Note: If amounts are withdrawn from the Guaranteed Accumulation Account before the end of a Guaranteed Term, we may apply a Market Value Adjustment. This may result in a significant reduction in your Account Value.

For more information about the Fixed Interest Options and the Market Value Adjustment, see “THE INVESTMENT OPTIONS – Fixed Interest Options” and “CHARGES, FEES AND ADJUSTMENTS- Market Value Adjustment.”

Name	Term	Minimum Guaranteed Interest Rate*
Guaranteed Accumulation Account	1 month to 10 years	0.25%
The Fixed Account (Available Through SUNY Voluntary Legacy Plan Contracts)	N/A	3.00%
The Fixed Plus Account (Available Through SUNY ORP Legacy (Pre 11/15/2021) and NYS VDC Legacy Contracts)	N/A	3.00%
The Fixed Plus Account II A (Available Through SUNY ORP Legacy (Pre 11/15/2021) NYS VDC Legacy (Pre 11/15/2021) Contracts and SUNY ORP (Post 11/15/2021) Contracts)	N/A	1.00%

*	The minimum guaranteed interest rate for your Contract is stated in your Contract, and will not be less than stated.

Restrictions

If you have purchased the Optional Minimum Guaranteed Withdrawal Benefit Endorsement, your investment options are limited as follows:

To the extent you choose not to invest in Accepted Investment Options listed below, we require that at least 25% of your eligible Account Value not so invested be invested in the Fixed Allocation Investment Options. We will require this allocation regardless of your investment instructions to the contrary as described below.

Accepted Investment Options

Currently, the only Accepted Investment Option is the VY® Invesco Equity and Income Portfolio.

Conditional Investment Options.

Conditional Investment Options consist of the following three categories:

•	Fixed Allocation Investment Options: Currently, the Fixed Allocation Investment Options are:
•	Voya Fixed Account;
•	Voya Intermediate Bond Portfolio; and
•	Guaranteed Accumulation Account.
•	Restricted Investment Options: Transfers or deposits into Restricted Investment Options are not permitted while the MGWB Endorsement is in effect. Currently, there are no investment options designated as Restricted Investment Options.
•	Other Investment Options: We call any investment not designated as a Fixed Allocation Investment Option, Restricted Investment Option or Accepted Investment Option an “Other Investment Option.” Other Investment Options are subject to restrictions as to the amount of eligible account value that may be invested or transferred into such investment options.

Variable Option [Line Items]
Prospectuses Available [Text Block]

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?doctype=pros&dtype=isp&cid=voyavpx&fid=NRVA00974. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com. If you have purchased the Optional Minimum Guaranteed Withdrawal Benefit Endorsement, you may not be able to invest in certain Investment Options, as noted below.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

Funds Available for New Allocations: SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks total return, consisting of current income and capital appreciation.	Allspring Core Plus Bond Fund (Class R6)[1] Investment Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.30%*	7.41%	0.34%	3.37%
Seeks to provide long-term growth of capital.	American Funds® –EUPAC Fund® (Class R6)**,[1] Investment Adviser: Capital Research and Management CompanySM	0.47%	29.18%	4.59%	8.46%
*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s Prospectus.
**	Effective June 2, 2025, the American Funds® EuroPacific Growth Fund® (Class R6) changed its name to the American Funds® EUPAC Fund® (Class R6).
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Provide inflation protection and earn current income consistent with inflation-protected securities.	DFA Inflation-Protected Securities Portfolio (Class I)[1] Investment Adviser: Dimensional Fund Advisors LP	0.11%	7.03%	1.01%	3.11%
Seeks to maximize total returns. Total return is comprised of income and capital appreciation.	DFA Social Fixed Income Portfolio (Institutional Class)[1] Investment Adviser: Dimensional Fund Advisors LP Subadvisers: Dimensional Fund Advisors Ltd. and DFA Australia Limited	0.22%	7.07%	-0.13%	N/A
Seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) performance of common stocks publicly traded in the United States.	Fidelity® 500 Index Fund[1] Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.015%**	25.00%**	14.51%**	13.09%**
Seeks capital appreciation.

Fidelity Advisor® Focused Emerging Markets

(Class Z)***,[1]

Investment Adviser: Fidelity Management & Research Company LLC (FMR)

Subadvisers: FMR UK, FMR HK, FIL Investments (Japan) LTD, FMR Japan, FIA, and FIA (UK)

		0.77%*,**	9.43%**	3.98%**	5.89%**
Seeks to provide investment results that correspond to the total return of stocks of mid-capitalization United States companies.	Fidelity® Mid Cap Index Fund[1] Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.025%**	15.35%**	9.93%**	9.63%**
*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This information is being provided based on the fund’s most recent prospectus filing.
***	Effective March 31, 2025, the Fidelity Advisor® Focused Emerging Markets Fund (Class Z) closed to new investors.
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide investment results that correspond to the total return of stocks of small-capitalization United States companies.	Fidelity® Small Cap Index Fund[1] Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.025%**	11.69%**	7.50%**	7.96%**
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.	Fidelity® Total International Index Fund[1] Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.06%**	4.99%**	4.11%**	N/A
Seeks long-term total return.	Franklin Small Cap Value Fund (Class R6) Investment Adviser: Franklin Mutual Advisers, LLC	0.60%*	7.67%	9.14%	10.16%
Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg U.S. Aggregate Bond Index.	Fidelity® U.S. Bond Index Fund (Class A)***,1 Investment Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited	0.025%**	1.34%**	-0.31%**	1.33%**
Seek long term growth of capital by investing in innovative companies around the world whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; environmental support services and waste management technologies; and sustainable food, agriculture, and forestry.	Impax Global Environmental Markets Fund (Institutional Class) Investment Adviser: Impax Asset Management LLC Subadviser: Impax Asset Management Ltd.	0.89%	13.97%	5.84%	9.98%
*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This information is being provided based on the fund’s most recent prospectus filing.
***	Effective October 10, 2025, the Fidelity® U.S. Bond Index Fund was added to the SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contract.
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	JPMorgan Large Cap Growth Fund (Class R6)[1] Investment Adviser: J.P. Morgan Investment Management Inc.	0.44%*	14.40%	12.97%	18.56%
Seeks to achieve both capital appreciation and current income.	Parnassus Core Equity FundSM (Investor Shares) Investment Adviser: Parnassus Investment	0.81%	11.64%	11.41%	13.32%
Seeks to maximize current income. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with the Fund’s primarily investment objective of current income.	PGIM High Yield Fund (Class R6)[1] Investment Adviser: PGIM Investments LLC Subadvisers: PGIM Fixed Income and PGIM Limited	0.38%	9.14%	4.60%	6.59%
Seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies.	T. Rowe Price Diversified Mid-Cap Growth Fund (Class I)[1] Investment Adviser: T. Rowe Price Investment Management	0.67%	10.54%	7.36%	12.97%
Seeks an above average level of dividend income and reasonable long-term capital appreciation. The fund has two advisors who perform extensive research to identify dividend-paying, undervalued companies with catalysts for share-price appreciation.	Vanguard® Equity Income Fund (Admiral Shares)[1,2] Investment Adviser: Vanguard Quantitative Equity Group Subadvisers: Wellington Management Company LLP (Wellington Management) and The Vanguard Group, Inc. (Vanguard)	0.17%	17.22%	12.82%	11.73%
Seeks to provide long-term capital appreciation.	Vanguard® ExplorerTM Fund (AdmiralTM Shares)[1,2] Investment Advisers: ArrowMark Colorado Holdings, LLC (ArrowMark Partners), ClearBridge Investment, LLC (ClearBridge), Stephens Investment Management Group, LLC (SIMG), Wellington Management Company LLP (Wellington Management), and The Vanguard Group, Inc. (Vanguard)	0.28%	7.23%	4.88%	11.47%
*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	Vanguard is a trademark of The Vanguard Group, Inc.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide current income while maintaining liquidity and a stable share price of $1.	Vanguard® Federal Money Market Fund (Investor Shares)[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.11%	4.22%	3.20%	2.14%
Seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.	Vanguard® FTSE Social Index Fund (Institutional Shares)[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.03%	17.31%	13.54%	15.17%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2020 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	12.15%	4.77%	6.87%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2025 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	14.60%	5.90%	7.87%
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2030 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	16.24%	6.83%	8.66%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2035 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	17.54%	7.71%	9.40%
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2040 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	18.76%	8.57%	10.13%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2045 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	19.99%	9.41%	10.74%
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2050 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	21.41%	9.95%	11.02%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2055 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	21.43%	9.96%	11.02%
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Bond II Index Fund, and Total International Stock Index Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2060 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	21.42%	9.96%	11.02%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2065 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	21.43%	9.98%	N/A
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2070 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	21.42%	N/A	N/A
Seeks to provide current income and some growth of capital by investing in a mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Index Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement Income Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	11.31%	3.85%	5.33%
Seeks to provide long-term capital growth by investing primarily in common stocks.	Victory Sycamore Established Value Fund (Class R6)[1] Investment Adviser: Victory Capital Management Inc.	0.54%	2.68%	9.95%	10.98%
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.

Funds Available for New Allocations: SUNY ORP Post (11/15/2021) Contracts

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks total return, consisting of current income and capital appreciation.	Allspring Core Plus Bond Fund (Class R6)[1,2] Investment Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.30%*	7.41%	0.34%	3.37%
Seeks to provide long-term growth of capital.	American Funds® – EUPAC Fund® (Class R6)** Investment Adviser: Capital Research and Management CompanySM	0.47%	29.18%	4.59%	8.46%
Provide inflation protection and earn current income consistent with inflation-protected securities.	DFA Inflation-Protected Securities Portfolio (Institutional Class) Investment Adviser: Dimensional Fund Advisors LP	0.11%	7.03%	1.01%	3.11%
Seeks to maximize total returns. Total return is comprised of income and capital appreciation.	DFA Social Fixed Income Portfolio (Institutional Class) Investment Adviser: Dimensional Fund Advisors LP Subadvisers: Dimensional Fund Advisors Ltd. and DFA Australia Limited	0.22%	7.07%	-0.13%	N/A
Seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) performance of common stocks publicly traded in the United States.	Fidelity® 500 Index Fund[1] Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.015%***	25.00%***	14.51%***	13.09%***
*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective June 2, 2025, the American Funds® EuroPacific Growth Fund® (Class R) changed its name to the American Funds® EUPAC Fund® (Class R6).
***	This information is being provided based on the fund’s most recent prospectus filing.
[1]

This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

[2]

This Fund is available to the general public, in addition to being available through variable annuity contracts. See This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks capital appreciation.

Fidelity Advisor® Focused Emerging Markets Fund

(Class Z)[1,2]

Investment Adviser: Fidelity Management & Research Company LLC (FMR)

Subadvisers: FMR UK, FMR HK, FIL Investments (Japan) LTD, FMR Japan, FIA, and FIA (UK)

		0.77%*,**	9.43%**	3.98%**	5.89%**
Seeks to provide investment results that correspond to the total return of stocks of mid-capitalization United States companies.	Fidelity® Mid Cap Index Fund Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.025%**	15.35%**	9.93%**	9.63%**
Seeks to provide investment results that correspond to the total return of stocks of small-capitalization United States companies.	Fidelity® Small Cap Index Fund[1] Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.025%**	11.69%**	7.50%**	7.96%**
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.	Fidelity® Total International Index Fund Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.06%**	4.99%**	4.11%**	N/A**
*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This information is being provided based on the fund’s most recent prospectus filing.
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	Effective March 31, 2025, the Fidelity Advisor® Focused Emerging Markets Fund (Class Z) closed to new investors.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term total return.	Franklin Small Cap Value Fund (Class R6) Investment Adviser: Franklin Mutual Advisers, LLC	0.60%*	7.67%	9.14%	10.16%
Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg U.S. Aggregate Bond Index.	Fidelity® U.S. Bond Index Fund (Class A)**,[1] Investment Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited	0.025%**	1.34%**	-0.31%**	1.33%**
Seek long term growth of capital by investing in innovative companies around the world whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; environmental support services and waste management technologies; and sustainable food, agriculture, and forestry.	Impax Global Environmental Markets Fund (Institutional Class)[1] Investment Adviser: Impax Asset Management LLC Subadviser: Impax Asset Management Ltd.	0.89%	13.97%	5.84%	9.98%
Seeks long-term capital appreciation.	JPMorgan Large Cap Growth Fund (Class R6) Investment Adviser: J.P. Morgan Investment Management Inc.	0.44%*	14.40%	12.97%	18.56%
Seeks to achieve both capital appreciation and current income.	Parnassus Core Equity FundSM (Investor Shares) Investment Adviser: Parnassus Investment	0.81%	11.64%	11.41%	13.32%
Seeks to maximize current income. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with the Fund’s primarily investment objective of current income.	PGIM High Yield Fund (Class R6) Investment Adviser: PGIM Investments LLC Subadvisers: PGIM Fixed Income and PGIM Limited	0.38%	9.14%	4.60%	6.59%
*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s Prospectus.
**	Effective September 15, 2025, the Fidelity® U.S. Bond Index Fund was added to the SUNY ORP Post (11/15/2021) Contract.
***	This information is being provided based on the fund’s most recent prospectus filing.
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies.	T. Rowe Price Diversified Mid-Cap Growth Fund (Class I)[1] Investment Adviser: T. Rowe Price Investment Management	0.67%	10.54%	7.36%	12.97%
Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard® Equity Income Fund (AdmiralTM Shares)[1,2] Investment Advisers: Wellington Management Company LLC (Wellington Management), and The Vanguard Group, Inc. (Vanguard)	0.17%	17.22%	12.82%	11.73%
Seeks to provide long-term capital appreciation.	Vanguard® ExplorerTM Fund (AdmiralTM Shares)[1,2] Investment Advisers: ArrowMark Colorado Holdings, LLC (ArrowMark Partners), ClearBridge Investment, LLC (ClearBridge), Stephens Investment Management Group, LLC (SIMG), Wellington Management Company LLP (Wellington Management), and The Vanguard Group, Inc. (Vanguard)	0.28%	7.23%	4.88%	11.47%
Seeks to provide current income while maintaining liquidity and a stable share price of $1.	Vanguard® Federal Money Market Fund (Investor Shares)[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.11%	4.22%	3.20%	2.14%
Seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.	Vanguard® FTSE Social Index Fund (Institutional Shares)[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.03%	17.31%	13.54%	15.17%
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	Vanguard is a trademark of The Vanguard Group, Inc.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.	Vanguard Real Estate Index Fund (Institutional Shares)*,[1] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.11%	3.23%	4.66%	5.16%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2020 Fund [1,2] Investment Adviser The Vanguard Group, Inc. (Vanguard)	0.08%	12.15%	4.77%	6.87%
*	Effective May 1, 2026, the Vanguard Real Estate Index Fund (Institutional Shares) was added to the SUNY ORP Post (11/15/2021) Contract. The Fund will be available on May 15, 2026.
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2030 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	16.24%	6.83%	8.66%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2035 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	17.54%	7.71%	9.40%
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2040 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	18.76%	8.57%	10.13%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2045 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	19.99%	9.41%	10.74%
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER		AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
		CURRENT EXPENSES	1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2050 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	21.41%	9.95%	11.02%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2055 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	21.43%	9.96%	11.02%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Bond II Index Fund, and Total International Stock Index Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2060 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	21.42%	9.96%	11.02%
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2065 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	21.43%	9.98%	N/A
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2070 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	21.42%	N/A	N/A
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide current income and some growth of capital by investing in a mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Index Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement Income Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	11.31%	3.85%	5.33%
Seeks to provide long-term capital growth by investing primarily in common stocks.	Victory Sycamore Established Value Fund (Class R6)[1] Investment Adviser: Victory Capital Management Inc.	0.54%	2.68%	9.95%	10.98%
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.

Funds Available for New Allocations: SUNY ORP 403(b) Contract

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.	American Century Inflation-Adjusted Bond Fund (Investor Class)[1] Investment Adviser: American Century Investment Management, Inc.	0.54%	6.67%	0.84%	2.70%
Seeks to provide long-term growth of capital.	American Funds -EUPAC Fund® (Class R4)**,[1] Investment Adviser: Capital Research and Management CompanySM	0.82%	28.71%	4.22%	8.08%
Seeks to provide long-term growth of capital.	American Funds – New Perspective Fund® (Class R4)[1] Investment Adviser: Capital Research and Management CompanySM	0.75%	21.20%	8.99%	12.65%
Seeks to provide long-term growth of capital.	American Funds -SMALLCAP World Fund® (Class R4)[1] Investment Adviser: Capital Research and Management CompanySM	1.00%	14.04%	1.42%	8.86%
Seeks to provide growth of capital.	American Funds – The Growth Fund of America® - (Class R4)[1] Investment Adviser: Capital Research and Management CompanySM	0.63%	19.88%	11.76%	15.11%
Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds -Washington Mutual Investors Fund (Class R4)[1] Investment Adviser: Capital Research and Management CompanySM	0.75%*	16.90%	13.60%	12.08%
Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio (Class I)[1] Investment Adviser: Calvert Research and Management	0.65%	11.48%	8.68%	9.81%
*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective June 2, 2025, the American Funds® EuroPacific Growth Fund® (Class R4) changed its name to the American Funds® EUPAC Fund® (Class R4).
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Columbia Variable Portfolio – Acorn Fund** Investment Adviser: Columbia Wanger Asset Management, LLC	0.91%*	4.47%	1.02%	8.66%
Seek total return consisting of capital appreciation and current income.	Dimensional VA Global Moderate Allocation Portfolio (Institutional Shares)*** Investment Adviser: Dimensional Fund Advisors LP	0.28%*	14.68%	8.42%	8.65%
Seeks to maximize capital appreciation.	Driehaus Emerging Markets Growth Fund (Institutional Class) Investment Adviser: Driehaus Capital Management LLC	0.98%	30.22%	3.59%	9.25%
Seeks long-term capital appreciation.	Fidelity® VIP Contrafund Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.54%	21.52%	15.37%	15.78%
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income Portfolio (Initial Class)*** Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.46%	19.02%	12.51%	11.60%
*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective at the opening of business on June 2, 2025, the Wanger Acorn Fund changed its name to the Columbia Variable Portfolio – Acorn Fund.
***	Effective on or about May 15, 2026, the Voya Global Perspectives® Portfolio (Class I) is liquidating and will be replaced by the Dimensional VA Global Moderate Allocation Portfolio (Institutional Class).
****	The Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to the fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.09%	17.78%	14.31%	14.70%
Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2)**,1 Investment Adviser: Franklin Mutual Advisers, LLC	0.91%*	7.65%	8.86%	9.81%
Seeks long-term growth of capital.	Invesco EQV International Equity Fund (Class R5)[1] Investment Adviser: Invesco Advisers, Inc.	0.93%	16.31%	3.62%	6.14%
Seeks capital appreciation and current income.	JPMorgan Equity Income Fund (Class I)[1] Investment Adviser: J.P. Morgan Investment Management Inc.	0.70%	14.59%	10.65%	10.84%
Seeks a high level of current income with liquidity and safety of principal.	JPMorgan Government Bond Fund (Class I)[1] Investment Adviser: J.P. Morgan Investment Management Inc.	0.45%*	6.98%	-0.49%	1.54%
Seeks to achieve both capital appreciation and current income.	Parnassus Core Equity FundSM (Investor Shares) Investment Adviser: Parnassus Investments	0.81%	11.64%	11.41%	13.32%
Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Victory Pioneer Equity Income Fund (Class Y)***,1 Investment Adviser: Amundi Asset Management US, Inc.	0.80%*	11.38%	9.11%	9.36%
*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	The Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to the fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
***	Effective March 31, 2025, the Pioneer Equity Income Fund (Class Y) changed its name to the Victory Pioneer Equity Income Fund (Class Y).
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide long-term capital growth by investing primarily in common stocks.	Victory Sycamore Established Value Fund (Class A)[1] Investment Adviser: Victory Capital Management Inc.	0.89%	2.33%	9.57%	10.60%
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Initial Class)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%*	8.80%	-2.30%	1.82%
Seeks capital appreciation.	Voya Global Insights Portfolio (Initial Class I)**,1 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.81%*	24.31%	7.21%	10.97%
Seeks total return.	Voya Global Perspectives® Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.85%*	14.23%	3.46%	6.38%
Seeks to provide high current return consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%*	4.02%	3.02%	1.96%
*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on or about July 17, 2026, the Voya Global Insights Portfolio (Class I) will change its name to the Voya Global Insights Fund (Class I).
***	Effective on or about May 15, 2026, the Voya Global Perspectives® Portfolio (Class I) is liquidating and will be replaced by the Dimensional VA Global Moderate Allocation Portfolio (Institutional Class).
[1]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%*	18.21%	15.46%	14.62%
Seeks to provide investors with a high level of current income and total return.	Voya High Yield Portfolio (Institutional Class) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.50%	8.80%	3.92%	5.82%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%*	7.71%	0.15%	2.66%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.76%	37.60%	11.59%	7.83%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%*	30.89%	8.50%	7.91%
*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
A non-diversified Portfolio that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%*	15.33%	12.23%	15.19%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.83%*	3.90%	4.55%	10.97%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.	Voya Russell™ Mid Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%*	10.08%	8.26%	10.59%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.	Voya Russell™ Small Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%*	12.51%	5.75%	9.29%
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.87%*	8.59%	6.26%	8.39%
*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective November 21, 2025, the VY® T. Rowe Price Growth Equity Portfolio (Class I) merged into the Voya Large Cap Growth Portfolio (Class I).
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.92%*	14.80%	5.85%	9.11%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2030 Portfolio (Class I)[1,2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%*	14.54%	6.39%	8.21%
*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[1]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
[2]	This Fund is currently available under your variable annuity contract. If this Fund was not added to your plan on September 1, 2021, it was automatically made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.73%*	16.37%	7.49%	8.96%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2040 Portfolio (Class I)[1,2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.73%*	18.23%	8.60%	9.86%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%*	19.48%	9.35%	10.19%
*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[1]	This Fund is currently available under your variable annuity contract. If this Fund was not added to your plan on September 1, 2021, it was automatically made available to your plan on or about November 12, 2021.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2050 Portfolio (Class I)[1,2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.76%*	19.90%	9.56%	10.34%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2055 Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%	19.95%	9.57%	10.34%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2060 Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%*	19.95%	9.57%	10.34%
*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[1]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
[2]	This Fund is currently available under your variable annuity contract. If this Fund was not added to your plan on September 1, 2021, it was automatically made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2065 Portfolio (Class I)[1,2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%*	20.01%	9.66%	N/A
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class I)**,[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%*	11.23%	3.60%	5.42%
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	0.85%*	5.33%	8.46%	9.28%
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets, LLC	0.91%*	6.82%	4.03%	3.99%
*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective August 8, 2025, the Voya Solution 2025 Portfolio (Class I) merged into the Voya Solution Income Portfolio (Class I).
[1]	This Fund is currently available under your variable annuity contract. If this Fund was not added to your plan on September 1, 2021, it was automatically made available to your plan on or about November 12, 2021.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%*	12.80%	8.82%	8.86%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.85%*	4.63%	9.53%	8.75%
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.65%	12.32%	9.49%	11.32%
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.80%*	9.92%	7.24%	12.78%
*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.

Funds Closed to New Allocations: SUNY Voluntary Legacy 403(b) Plan Contract**

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.	American Century Investments® Inflation-Adjusted Bond Fund (Investor Class)[1] Investment Adviser: American Century Investment Management, Inc.	0.54%	6.67%	0.84%	2.70%
Seeks to provide long-term growth of capital.	American Funds® – EUPAC Fund® (Class R4)*,[1] Investment Adviser: Capital Research and Management CompanySM	0.82%	28.71%	4.22%	8.08%
Seeks to provide long-term growth of capital.	American Funds® – New Perspective Fund® (Class R4)[1] Investment Adviser: Capital Research and Management CompanySM	0.75%	21.20%	8.99%	12.65%
Seeks to provide long-term growth of capital.	American Funds® –SMALLCAP World Fund® (Class R4)[1] Investment Adviser: Capital Research and Management CompanySM	1.00%	14.04%	1.42%	8.86%
Seeks to provide growth of capital.	American Funds® – The Growth Fund of America® (Class R4)[1] Investment Adviser: Capital Research and Management CompanySM	0.63%	19.88%	11.76%	15.11%
Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds® – Washington Mutual Investors FundSM (Class R4)[1] Investment Adviser: Capital Research and Management CompanySM	0.75%**	16.90%	13.60%	12.08%
*	Effective June 2, 2025, the American Funds® EuroPacific Growth Fund® (Class R4) changed its name to the American Funds® EUPAC Fund® (Class R4).
**	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio (Class I)[1] Investment Adviser: Calvert Research and Management	0.65%	11.48%	8.68%	9.81%
Seeks long-term capital appreciation.	Columbia Variable Portfolio – Acorn Fund** Investment Adviser: Columbia Wanger Asset Management, LLC	0.91%*	4.47%	1.02%	8.66%
Seek total return consisting of capital appreciation and current income.	Dimensional VA Global Moderate Allocation Portfolio (Institutional Shares)*** Investment Adviser: Dimensional Fund Advisors LP	0.28%*	14.68%	8.42%	8.65%
Seeks to maximize capital appreciation.	Driehaus Emerging Markets Growth Fund (Institutional Class)[1] Investment Adviser: Driehaus Capital Management LLC	0.98%	30.22%	3.59%	9.25%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.54%	21.52%	15.37%	15.78%
*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective at the opening of business on June 2, 2025, the Wanger Acorn Fund changed its name to the Columbia Variable Portfolio – Acorn Fund.
***	Effective on or about May 15, 2026, the Voya Global Perspectives® Portfolio (Class I) is liquidating and will be replaced by the Dimensional VA Global Moderate Allocation Portfolio (Institutional Class).
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income Portfolio (Initial Class)** Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.46%	19.02%	12.51%	11.60%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.09%	17.78%	14.31%	14.70%
Seeks long-term total return.	Franklin Small Cap Value VIP Fund (Class 2)*** Investment Adviser: Franklin Mutual Advisers, LLC	0.91%*	7.65%	8.86%	9.81%
Seeks long-term growth of capital.	Invesco EQV International Equity Fund (Class R5)[1] Investment Adviser: Invesco Advisers, Inc.	0.93%	16.31%	3.62%	6.14%
Seeks capital appreciation and current income.	JPMorgan Equity Income Fund (Class I)[1] Investment Adviser: J.P. Morgan Investment Management Inc.	0.70%	14.59%	10.65%	10.84%
*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	The Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to the fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
***	On June 20, 2021, the Subaccount that invests in the Franklin Small Cap Value VIP Fund closed to new investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to this Fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks a high level of current income with liquidity and safety of principal.	JPMorgan Government Bond Fund (Class I)[1] Investment Adviser: J.P. Morgan Investment Management Inc.	0.45%*	6.98%	-0.49%	1.54%
Seeks to achieve both capital appreciation and current income.	Parnassus Core Equity FundSM (Investor Shares)[1] Investment Adviser: Parnassus Investments	0.81%	11.64%	11.41%	13.32%
Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations	Victory Pioneer Equity Income Fund (Class Y)[1] Investment Adviser: Amundi Asset Management US, Inc.	0.80%*	11.38%	9.11%	9.36%
Seeks to provide long-term capital growth by investing primarily in common stocks.	Victory Sycamore Established Value Fund (Class A)[1] Investment Adviser: Victory Capital Management Inc.	0.89%	2.33%	9.57%	10.60%
Seeks to maximize income while maintaining prospects for capital appreciation.	Voya Balanced Income Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.58%*	11.96%	5.92%	7.16%
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%*	8.80%	-2.30%	1.82%
*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on or about July 24, 2026, the Voya Balanced Income Portfolio will change its name to the Voya Balanced Income Fund.
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	Voya Global Insights Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.81%*	24.31%	7.21%	10.97%
Seeks total return.	Voya Global Perspectives® Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.85%*	14.23%	3.46%	6.38%
Seeks to provide high current return consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%*	4.02%	3.02%	1.96%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%*	18.21%	15.46%	14.62%
Seeks to provide investors with a high level of current income and total return.	Voya High Yield Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.50%	8.80%	3.92%	5.82%
*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on or about July 17, 2026, the Voya Global Insights Portfolio will change its name to the Voya Global Insights Fund.
***	Effective on or about May 15, 2026, the Voya Global Perspectives® Portfolio (Class I) is liquidating and will be replaced by the Dimensional VA Global Moderate Allocation Portfolio (Institutional Class).
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%*	7.71%	0.15%	2.66%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.76%	37.60%	11.59%	7.83%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%*	30.89%	8.50%	7.91%
A non-diversified Portfolio that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%*	15.33%	12.23%	15.19%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.83%*	3.90%	4.55%	10.97%
*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective November 21, 2025, the VY® T. Rowe Price Growth Equity Portfolio (Class I) merged into the Voya Large Cap Growth Portfolio (Class I).
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.	Voya RussellTM Mid Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%*	10.08%	8.26%	10.59%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.	Voya RussellTM Small Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%*	12.51%	5.75%	9.29%
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.87%*	8.59%	6.26%	8.39%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.92%*	14.80%	5.85%	9.11%
*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2030 Portfolio (Class I)[1,2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%*	14.54%	6.39%	8.21%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.73%*	16.37%	7.49%	8.96%
*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[1]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
[2]	This Fund is currently available under your variable annuity contract. If this Fund was not added to your plan on September 1, 2021, it was automatically made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2040 Portfolio (Class I)[1,2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.73%*	18.23%	8.60%	9.86%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%*	19.48%	9.35%	10.19%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2050 Portfolio (Class I)[1,2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.76%*	19.90%	9.56%	10.34%
*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[1]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
[2]	This Fund is currently available under your variable annuity contract. If this Fund was not added to your plan on September 1, 2021, it was automatically made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2055 Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%*	19.92%	9.60%	10.36%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2060 Portfolio (Class I)[1,2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%*	19.95%	9.57%	10.34%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2065 Portfolio (Class I)[1,2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%*	20.01%	9.66%	N/A
*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[1]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
[2]	This Fund is currently available under your variable annuity contract. If this Fund was not added to your plan on September 1, 2021, it was automatically made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks growth of capital.	Voya Solution Aggressive Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.77%*	16.87%	9.89%	10.55%
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Balanced Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%*	13.05%	6.84%	8.04%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Conservative Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%*	8.33%	2.97%	4.77%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%*	11.23%	3.60%	5.42%
*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective August 8, 2025, the Voya Solution 2025 Portfolio (Class I) merged into the Voya Solution Income Portfolio (Class I).
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	0.85%*	5.33%	8.46%	9.28%
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets, LLC	0.91%*	6.82%	4.03%	3.99%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%*	12.80%	8.82%	8.86%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.85%*	4.63%	9.53%	8.75%
*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.90%	12.02%	9.22%	11.04%
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.80%*	9.92%	7.24%	12.78%
*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.

Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]

The following is a list of Fixed Interest Options currently available under the Contract. We may change the features of the Fixed Interest Options listed below, offer new Fixed Interest Options, and terminate existing Fixed Interest Options. We will provide you with written notice before doing so. If you have purchased the Optional Minimum Guaranteed Withdrawal Benefit Endorsement, you may not be able to invest in certain Investment Options, as noted below.

Fixed Options Available [Table Text Block]
Name	Term	Minimum Guaranteed Interest Rate*
Guaranteed Accumulation Account	1 month to 10 years	0.25%
The Fixed Account (Available Through SUNY Voluntary Legacy Plan Contracts)	N/A	3.00%
The Fixed Plus Account (Available Through SUNY ORP Legacy (Pre 11/15/2021) and NYS VDC Legacy Contracts)	N/A	3.00%
The Fixed Plus Account II A (Available Through SUNY ORP Legacy (Pre 11/15/2021) NYS VDC Legacy (Pre 11/15/2021) Contracts and SUNY ORP (Post 11/15/2021) Contracts)	N/A	1.00%

Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]

Item 31A. Information about Contracts with Index-Linked Options and/or Fixed Options Subject to a Contract Adjustment

Name of the Contract	Number of Contracts outstanding	Total value attributable to the Index-Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination Contract (Yes/No)
GAA	9,151 contracts (unique Plan/SSN combinations)	$448,638,717 as of 12/31/25	0	$4,745,380	$47,244,412	Yes

Non-variable Annuities [Line Items]
Non-variable Annuities, Name	GAA
Non-variable Annuities, Number Outstanding	9,151
Non-variable Annuities, Total Value	$ 448,638,717
Non-variable Annuities, Number Sold	0
Non-variable Annuities, Gross Premiums	$ 4,745,380
Non-variable Annuities, Value Redeemed	$ 47,244,412
Non-variable Annuities, Combination [Flag]	true
Guaranteed Accumulation Account [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Guaranteed Accumulation Account
Fixed Option Available, Term	10 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.25%
The Fixed Account [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	The Fixed Account (Available Through SUNY Voluntary Legacy Plan Contracts)
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	3.00%
The Fixed Plus Account II A [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	The Fixed Plus Account II A (Available Through SUNY ORP Legacy (Pre 11/15/2021) NYS VDC Legacy (Pre 11/15/2021) Contracts and SUNY ORP (Post 11/15/2021) Contracts)
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
The Fixed Plus Account [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	The Fixed Plus Account (Available Through SUNY ORP Legacy (Pre 11/15/2021) and NYS VDC Legacy Contracts)
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	3.00%
Adjusted Purchase Payment Guaranteed Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Adjusted Purchase Payment Guaranteed Death Benefit
Purpose of Benefit [Text Block]

The death benefit is the greater of (a) or (b), where:

(a)  Is the adjusted Purchase Payment total, which is the sum of all net Purchase Payments to your account, minus a dollar-for-dollar or proportional adjustment (depending on your plan) for withdrawals and amounts taken as a loan, which amount will never be less than zero; and

(b)  Is the current Account Value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment, as applicable.

Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	If the death benefit in (a) is less than the amount in (b), and the Beneficiary requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Name of Benefit [Text Block]	Adjusted Purchase Payment Guaranteed Death Benefit
Asset Rebalancing Program [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Asset Rebalancing Program
Purpose of Benefit [Text Block]	Allows you to reallocate your Account Value in the investments and percentages you identify.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Account Values invested in certain investment options may not be available for rebalancing under this program. Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as Fund mergers, substitutions or closures may also affect the program. The benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Name of Benefit [Text Block]	Asset Rebalancing Program
Loans [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	Allows you to borrow against your Account Value.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Current [Percent]	2.50%
Brief Restrictions / Limitations [Text Block]	Amounts borrowed under a Contract do not participate in the investment performance of the Subaccounts and the interest guarantees of the Fixed Interest Options and you may lose the benefit of tax-deferred growth on earnings. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. The benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Name of Benefit [Text Block]	Loans
Minimum Guaranteed Withdrawal Benefit Endorsement [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.20%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Minimum Guaranteed Withdrawal Benefit Endorsement
Purpose of Benefit [Text Block]	Guarantees that you may withdraw specified amounts from your Account Value each calendar year.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Current [Percent]	1.20%
Brief Restrictions / Limitations [Text Block]

•      The Minimum Guaranteed Withdrawal Benefit Endorsement is only available through the SUNY Voluntary Legacy Plan Contract and after April 29, 2011, no longer available for purchase.

•      Ongoing withdrawals under the MGWB Endorsement may be subject to repeated Market Value Adjustments that may reduce the amount you receive, which could result in significant losses.

•      Withdrawals in excess of the Maximum Annual Withdrawal will reduce your MGWB Base, which will result in lower payments under the MGWB Endorsement and could result in termination of the MGWB Endorsement.

•      If you have purchased the MGWB Endorsement, you may not be able to invest in certain Investment Options.

Name of Benefit [Text Block]	Minimum Guaranteed Withdrawal Benefit Endorsement
SUNY ORP Legacy Pre, SUNY ORP Post, SUNY ORP 403(b), and NYS VDC Legacy Pre Plans [Member]
Item 10. Benefits Available [Line Items]
Benefits Description [Table Text Block]

During the Accumulation Phase (SUNY ORP Legacy (Pre 11/15/2021), SUNY ORP (Post 11/15/2021), SUNY ORP 403(b), and NYS VDC Legacy (Pre 11/15/2021) Plans only)

For death benefit information applicable to the Income Phase, see “THE Income Phase – Death Benefit During the Income Phase.”

Payment Process

•	Following your death, the Contract Beneficiary (on behalf of the Plan Beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in Good Order;
•	The payment request should include selection of a benefit payment option (see below); and
•	Within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order, we will mail payment, unless otherwise requested.

Until a death benefit request is in Good Order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “Income Phase – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

The Beneficiary may also leave the Account Value invested in the Contract, subject to Tax Code limits on the length of time amount may remain invested and subject to market fluctuation.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest-bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draft book feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Death Benefit Options

Adjusted Purchase Payment Guaranteed Death Benefit. Effective December 31, 2006, a guaranteed death benefit was made available under the Contract, which generally guarantees that the death benefit payable under the Contract will never be less than the amount of Adjusted Purchase payments made to your Account Value (as defined below), less a proportional adjustment for amounts withdrawn or borrowed from your Account Value. The guaranteed death benefit applies to all death benefits payable on or after December 31, 2006. There is no additional charge for the guaranteed death benefit.

Calculating the Adjusted Purchase Payment Guaranteed Death Benefit. The death benefit under the Adjusted Purchase Payment Guaranteed Death Benefit is guaranteed to be the greater of (a) or (b) as calculated as of the next Valuation Date following Customer Service’s receipt of proof of death and a payment request in Good Order where:

(a)	is the adjusted Purchase Payment total, which is the sum of all net Purchase Payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero (see “Calculating Adjusted Purchase Payments” below); and
(b)	is the current Account Value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment, as applicable.

If the amount of the death benefit in (a) is greater than the amount in (b), the Company will deposit the difference into your account. The amount, if any, will be deposited into your account proportionally across your current investment allocations as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

If the Beneficiary in that situation requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment, as of the Valuation Date following the date we deposit the difference into your account.

If the amount of the death benefit in (a) is less than the amount in (b), and the Beneficiary requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment, as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

In the event a Beneficiary elects to defer distribution of the death benefit, the amount paid to the Beneficiary when the Beneficiary elects to begin distribution of the death benefit will equal the current Account Value, excluding any amounts taken as a loan, plus or minus any applicable market value adjustment, as of the next Valuation Date following Customer Service’s receipt of the distribution request in Good Order. The amount paid may be more or less than the amount of the death benefit determined above on the date notice of death and an election to defer payment was received. No additional death benefit is payable upon the Beneficiary’s death.

Calculating Adjusted Purchase Payments. For accounts established on or after December 31, 2006, the adjusted Purchase Payment total above is initially equal to the first Purchase Payment. For accounts established before December 31, 2006, the adjusted Purchase Payment total is initially equal to the current account value, excluding any amounts taken as a loan, as of the close of the NYSE on the last business day in December 2006 on which the NYSE was open (December 29, 2006). For all accounts, the adjusted Purchase Payment total is then adjusted for each subsequent Purchase Payment, loan repayment or partial withdrawal. The adjustment for subsequent Purchase Payments and loan repayments will be dollar for dollar. The adjustment for partial withdrawals will be proportionate, reducing the adjusted Purchase Payment total in the same proportion that the current account value, excluding any amounts taken as loans, was reduced on the date of the partial withdrawal. The proportionate adjustment of the adjusted Purchase Payment total for each partial withdrawal is defined as the adjusted Purchase Payment total at that time, multiplied by the fraction A divided by B (A/B), where:

A	is the current Account Value, excluding amounts taken as a loan, immediately after the partial withdrawal; and
B	is the current Account Value, excluding amounts taken as a loan, before the partial withdrawal.

For example, if you have made Purchase Payments of $50,000 and take a partial withdrawal of $10,000 at a time when your Account Value is $60,000, the adjustment to your purchase payment will be $50,000 * $10,000/$60,000 = $8,333, meaning that your new adjusted Purchase Payment is $41,667. If you take a withdrawal when your Account Value is less than your adjusted Purchase Payments, your adjusted Purchase Payments may be reduced by more than your withdrawal. For example, if you have made Purchase Payments of $50,000 and take a partial withdrawal of $10,000 at a time when your Account Value is $40,000, the adjustment to your purchase payment will be $50,000 * $10,000/$40,000 = 12,500, meaning that your new adjusted Purchase Payment is $37,500.

Value of the Death Benefit. The death benefit will be based on your Account Value as calculated on the next valuation following the date on which Customer Service receives proof of death and a death claim in Good Order. Interest on amounts invested in the Fixed Interest Options, if any, will be paid from the date of death at a rate no less than required by law. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your Account Value. We will not apply a negative aggregate market value adjustment in connection with the payment of a death benefit, regardless of when the request for payment is made. We describe the market value adjustment in “FEES, CHARGES AND ADJUSTMENTS” and the STATEMENT OF ADDITIONAL INFORMATION.

The Contracts provide a guaranteed death benefit that can be elected within the first six months after your death. A beneficiary who (i) elects an Income Phase payment option; (ii) takes a total distribution of the account; or (iii) if the beneficiary is your spouse, registers the account in his or her name, may elect to receive the guaranteed death benefit provided he or she has notified the Company of such election within six months after the participant’s death. The guaranteed death benefit is the greater of A or B, where:

A	Is the sum of payments (minus any applicable premium tax) made to your account, minus a dollar-for-dollar adjustment for amounts withdrawn, taken as a loan, or applied to an Income Phase payment option from your account; or
B	Is your Account Value, minus any outstanding loan balance, and plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account on the date that notice of death and request for payment or notice of election of the death benefit are received by Customer Service in Good Order.

For accounts established on or after February 1, 2004, the adjustment for amounts withdrawn, taken as a loan or applied to an Income Phase payment option from your account in (A) above will be proportionate (i.e., the sum of payments will be reduced in the same proportion that the Account Value was reduced on the date of the withdrawal or application to an Income Phase payment option), if it would result in a higher death benefit.

A Beneficiary may not make this election after he or she has initiated Income Phase payments or has taken a total account distribution.

If the amount of (A) is greater than the amount in (B), the Company will deposit to the account the amount by which the death benefit exceeds the Account Value. The amount paid to the Beneficiary will equal the Account Value on the date the payment request is processed. The amount paid to the Beneficiary may be more or less than the amount of the death benefit determined in (A) when the notice of death was received.

If the Beneficiary’s election of the death benefit is made more than six months after your death, the death benefit will be equal to the Account Value plus any positive aggregate market value adjustment.

Tax Code Requirements

If the death benefit is not taken in a lump sum by the end of the calendar year following your death, your beneficiary must satisfy the distribution rules imposed by the Tax Code. These rules recently changed for death occurring after January 1, 2020. Subject to certain exceptions most non-spouse beneficiaries must now complete death benefit distributions within ten years of your death in order to satisfy required minimum distribution rules. A beneficiary should consult a tax adviser. Failure to satisfy these rules can result in tax penalties. See “FEDERAL Tax Considerations” for additional information.

Operation of Benefit [Text Block]

Death Benefit Options

Adjusted Purchase Payment Guaranteed Death Benefit. Effective December 31, 2006, a guaranteed death benefit was made available under the Contract, which generally guarantees that the death benefit payable under the Contract will never be less than the amount of Adjusted Purchase payments made to your Account Value (as defined below), less a proportional adjustment for amounts withdrawn or borrowed from your Account Value. The guaranteed death benefit applies to all death benefits payable on or after December 31, 2006. There is no additional charge for the guaranteed death benefit.

Calculating the Adjusted Purchase Payment Guaranteed Death Benefit. The death benefit under the Adjusted Purchase Payment Guaranteed Death Benefit is guaranteed to be the greater of (a) or (b) as calculated as of the next Valuation Date following Customer Service’s receipt of proof of death and a payment request in Good Order where:

(a)	is the adjusted Purchase Payment total, which is the sum of all net Purchase Payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero (see “Calculating Adjusted Purchase Payments” below); and
(b)	is the current Account Value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment, as applicable.

If the amount of the death benefit in (a) is greater than the amount in (b), the Company will deposit the difference into your account. The amount, if any, will be deposited into your account proportionally across your current investment allocations as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

If the Beneficiary in that situation requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment, as of the Valuation Date following the date we deposit the difference into your account.

If the amount of the death benefit in (a) is less than the amount in (b), and the Beneficiary requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment, as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

In the event a Beneficiary elects to defer distribution of the death benefit, the amount paid to the Beneficiary when the Beneficiary elects to begin distribution of the death benefit will equal the current Account Value, excluding any amounts taken as a loan, plus or minus any applicable market value adjustment, as of the next Valuation Date following Customer Service’s receipt of the distribution request in Good Order. The amount paid may be more or less than the amount of the death benefit determined above on the date notice of death and an election to defer payment was received. No additional death benefit is payable upon the Beneficiary’s death.

Calculating Adjusted Purchase Payments. For accounts established on or after December 31, 2006, the adjusted Purchase Payment total above is initially equal to the first Purchase Payment. For accounts established before December 31, 2006, the adjusted Purchase Payment total is initially equal to the current account value, excluding any amounts taken as a loan, as of the close of the NYSE on the last business day in December 2006 on which the NYSE was open (December 29, 2006). For all accounts, the adjusted Purchase Payment total is then adjusted for each subsequent Purchase Payment, loan repayment or partial withdrawal. The adjustment for subsequent Purchase Payments and loan repayments will be dollar for dollar. The adjustment for partial withdrawals will be proportionate, reducing the adjusted Purchase Payment total in the same proportion that the current account value, excluding any amounts taken as loans, was reduced on the date of the partial withdrawal. The proportionate adjustment of the adjusted Purchase Payment total for each partial withdrawal is defined as the adjusted Purchase Payment total at that time, multiplied by the fraction A divided by B (A/B), where:

A	is the current Account Value, excluding amounts taken as a loan, immediately after the partial withdrawal; and
B	is the current Account Value, excluding amounts taken as a loan, before the partial withdrawal.

For example, if you have made Purchase Payments of $50,000 and take a partial withdrawal of $10,000 at a time when your Account Value is $60,000, the adjustment to your purchase payment will be $50,000 * $10,000/$60,000 = $8,333, meaning that your new adjusted Purchase Payment is $41,667. If you take a withdrawal when your Account Value is less than your adjusted Purchase Payments, your adjusted Purchase Payments may be reduced by more than your withdrawal. For example, if you have made Purchase Payments of $50,000 and take a partial withdrawal of $10,000 at a time when your Account Value is $40,000, the adjustment to your purchase payment will be $50,000 * $10,000/$40,000 = 12,500, meaning that your new adjusted Purchase Payment is $37,500.

Calculation Method of Benefit [Text Block]

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “Income Phase – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

The Beneficiary may also leave the Account Value invested in the Contract, subject to Tax Code limits on the length of time amount may remain invested and subject to market fluctuation.

SUNY Voluntary Legacy Plan [Member]
Item 10. Benefits Available [Line Items]
Benefits Description [Table Text Block]

During the Accumulation Phase (SUNY Voluntary Legacy Plan Contract only)

For death benefit information applicable to the Income Phase, see “THE Income Phase – Death Benefit During the Income Phase.”

Payment Process

•	Following your death, the Contract Beneficiary (on behalf of the Plan Beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in Good Order;
•	The payment request should include selection of a benefit payment option (see below); and
•	Within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order, we will mail payment, unless otherwise requested.

Until a death benefit request is in Good Order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “Income Phase – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

The Beneficiary may also leave the Account Value invested in the Contract, subject to Tax Code limits on the length of time amount may remain invested and subject to market fluctuation.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest-bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draft book feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Death Benefit Options

Adjusted Purchase Payment Guaranteed Death Benefit. Effective December 31, 2006, a guaranteed death benefit was made available under the Contract, which generally guarantees that the death benefit payable under the Contract will never be less than the amount of Adjusted Purchase payments made to your Account Value (as defined below), less a proportional adjustment for amounts withdrawn or borrowed from your Account Value. The guaranteed death benefit applies to all death benefits payable on or after December 31, 2006. There is no additional charge for the guaranteed death benefit.

Calculating the Adjusted Purchase Payment Guaranteed Death Benefit. The death benefit under the Adjusted Purchase Payment Guaranteed Death Benefit is guaranteed to be the greater of (a) or (b) as calculated as of the next Valuation Date following Customer Service’s receipt of proof of death and a payment request in Good Order where:

(a)	is the adjusted Purchase Payment total, which is the sum of all net Purchase Payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero (see “Calculating Adjusted Purchase Payments” below); and
(b)	is the current Account Value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment, as applicable. We describe the market value adjustment in “FEES, CHARGES AND ADJUSTMENTS” and the STATEMENT OF ADDITIONAL INFORMATION.

If the amount of the death benefit in (a) is greater than the amount in (b), the Company will deposit the difference into your account. The amount, if any, will be deposited into your account proportionally across your current investment allocations as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

If the Beneficiary in that situation requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment, as of the Valuation Date following the date, we deposit the difference into your account.

If the amount of the death benefit in (a) is less than the amount in (b), and the Beneficiary requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment, as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

In the event a Beneficiary elects to defer distribution of the death benefit, the amount paid to the Beneficiary when the Beneficiary elects to begin distribution of the death benefit will equal the current Account Value, excluding any amounts taken as a loan, plus or minus any applicable market value adjustment, as of the next Valuation Date following Customer Service’s receipt of the distribution request in Good Order. The amount paid may be more or less than the amount of the death benefit determined above on the date notice of death and an election to defer payment was received. No additional death benefit is payable upon the Beneficiary’s death.

Calculating Adjusted Purchase Payments. For accounts established on or after December 31, 2006, the adjusted Purchase Payment total above is initially equal to the first Purchase Payment. For accounts established before December 31, 2006, the adjusted Purchase Payment total is initially equal to the current account value, excluding any amounts taken as a loan, as of the close of the NYSE on the last business day in December 2006 on which the NYSE was open (December 29, 2006). For all accounts, the adjusted Purchase Payment total is then adjusted for each subsequent Purchase Payment, loan repayment or partial withdrawal. The adjustment for subsequent Purchase Payments and loan repayments will be dollar for dollar. The adjustment for partial withdrawals will be proportionate, reducing the adjusted Purchase Payment total in the same proportion that the current account value, excluding any amounts taken as loans, was reduced on the date of the partial withdrawal. The proportionate adjustment of the adjusted Purchase Payment total for each partial withdrawal is defined as the adjusted Purchase Payment total at that time, multiplied by the fraction A divided by B (A/B), where:

A	is the current Account Value, excluding amounts taken as a loan, immediately after the partial withdrawal; and
B	is the current Account Value, excluding amounts taken as a loan, before the partial withdrawal.

For example, if you have made Purchase Payments of $50,000 and take a partial withdrawal of $10,000 at a time when your Account Value is $60,000, the adjustment to your purchase payment will be $50,000 * $10,000/$60,000 = $8,333, meaning that your new adjusted Purchase Payment is $41,667. If you take a withdrawal when your Account Value is less than your adjusted Purchase Payments, your adjusted Purchase Payments may be reduced by more than your withdrawal. For example, if you have made Purchase Payments of $50,000 and take a partial withdrawal of $10,000 at a time when your Account Value is $40,000, the adjustment to your purchase payment will be $50,000 * $10,000/$40,000 = 12,500, meaning that your new adjusted Purchase Payment is $37,500.

Tax Code Requirements

If the death benefit is not taken in a lump sum by the end of the calendar year following your death, your beneficiary must satisfy the distribution rules imposed by the Tax Code. These rules recently changed for death occurring after January 1, 2020. Subject to certain exceptions most non-spouse beneficiaries must now complete death benefit distributions within ten years of your death in order to satisfy required minimum distribution rules. A beneficiary should consult a tax adviser. Failure to satisfy these rules can result in tax penalties. See “FEDERAL Tax Considerations” for additional information.

Operation of Benefit [Text Block]

Death Benefit Options

Adjusted Purchase Payment Guaranteed Death Benefit. Effective December 31, 2006, a guaranteed death benefit was made available under the Contract, which generally guarantees that the death benefit payable under the Contract will never be less than the amount of Adjusted Purchase payments made to your Account Value (as defined below), less a proportional adjustment for amounts withdrawn or borrowed from your Account Value. The guaranteed death benefit applies to all death benefits payable on or after December 31, 2006. There is no additional charge for the guaranteed death benefit.

Calculating the Adjusted Purchase Payment Guaranteed Death Benefit. The death benefit under the Adjusted Purchase Payment Guaranteed Death Benefit is guaranteed to be the greater of (a) or (b) as calculated as of the next Valuation Date following Customer Service’s receipt of proof of death and a payment request in Good Order where:

(a)	is the adjusted Purchase Payment total, which is the sum of all net Purchase Payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero (see “Calculating Adjusted Purchase Payments” below); and
(b)	is the current Account Value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment, as applicable. We describe the market value adjustment in “FEES, CHARGES AND ADJUSTMENTS” and the STATEMENT OF ADDITIONAL INFORMATION.

If the amount of the death benefit in (a) is greater than the amount in (b), the Company will deposit the difference into your account. The amount, if any, will be deposited into your account proportionally across your current investment allocations as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

If the Beneficiary in that situation requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment, as of the Valuation Date following the date, we deposit the difference into your account.

If the amount of the death benefit in (a) is less than the amount in (b), and the Beneficiary requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment, as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

In the event a Beneficiary elects to defer distribution of the death benefit, the amount paid to the Beneficiary when the Beneficiary elects to begin distribution of the death benefit will equal the current Account Value, excluding any amounts taken as a loan, plus or minus any applicable market value adjustment, as of the next Valuation Date following Customer Service’s receipt of the distribution request in Good Order. The amount paid may be more or less than the amount of the death benefit determined above on the date notice of death and an election to defer payment was received. No additional death benefit is payable upon the Beneficiary’s death.

Calculating Adjusted Purchase Payments. For accounts established on or after December 31, 2006, the adjusted Purchase Payment total above is initially equal to the first Purchase Payment. For accounts established before December 31, 2006, the adjusted Purchase Payment total is initially equal to the current account value, excluding any amounts taken as a loan, as of the close of the NYSE on the last business day in December 2006 on which the NYSE was open (December 29, 2006). For all accounts, the adjusted Purchase Payment total is then adjusted for each subsequent Purchase Payment, loan repayment or partial withdrawal. The adjustment for subsequent Purchase Payments and loan repayments will be dollar for dollar. The adjustment for partial withdrawals will be proportionate, reducing the adjusted Purchase Payment total in the same proportion that the current account value, excluding any amounts taken as loans, was reduced on the date of the partial withdrawal. The proportionate adjustment of the adjusted Purchase Payment total for each partial withdrawal is defined as the adjusted Purchase Payment total at that time, multiplied by the fraction A divided by B (A/B), where:

A	is the current Account Value, excluding amounts taken as a loan, immediately after the partial withdrawal; and
B	is the current Account Value, excluding amounts taken as a loan, before the partial withdrawal.

For example, if you have made Purchase Payments of $50,000 and take a partial withdrawal of $10,000 at a time when your Account Value is $60,000, the adjustment to your purchase payment will be $50,000 * $10,000/$60,000 = $8,333, meaning that your new adjusted Purchase Payment is $41,667. If you take a withdrawal when your Account Value is less than your adjusted Purchase Payments, your adjusted Purchase Payments may be reduced by more than your withdrawal. For example, if you have made Purchase Payments of $50,000 and take a partial withdrawal of $10,000 at a time when your Account Value is $40,000, the adjustment to your purchase payment will be $50,000 * $10,000/$40,000 = 12,500, meaning that your new adjusted Purchase Payment is $37,500.

Calculation Method of Benefit [Text Block]

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “Income Phase – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

The Beneficiary may also leave the Account Value invested in the Contract, subject to Tax Code limits on the length of time amount may remain invested and subject to market fluctuation.

Systematic Distribution Options [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Distribution Options
Purpose of Benefit [Text Block]	Allows you to receive regular payments from your account without moving into the Income Phase.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	If not required under the plan, VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. The benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Name of Benefit [Text Block]	Systematic Distribution Options
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]

No. This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges, if applicable, or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.

Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties. Amounts removed from the Guaranteed Accumulation Account before the end of a Guaranteed Term may also result in a negative Market Value Adjustment, At the end of the Guaranteed Term we will reallocate your Account Value in the GAA according to your instructions. If you have not provided instructions, we will automatically reinvest the maturing investment into a guaranteed term available in the current deposit period. For contracts that distinguish between short- and long-term classifications, we will generally transfer the maturing investment to the available deposit period for the guaranteed term having the shortest maturity within the same classification. For other contracts, we will generally transfer the maturing investment in the following manner based upon availability:

• To a guaranteed term of the same duration, if available;

• To a guaranteed term with the next shortest duration, if available; or

• To a guaranteed term with the next longest duration.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Base Contract (N-4) Footnotes [Text Block]

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Guaranteed Accumulation Account and the other Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision.

See “THE INVESTMENT OPTIONS – The Variable Investment Options” and “THE INVESTMENT OPTIONS – The Fixed Interest Options.”

Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Market Risk – You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds h could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds. There also is investment risk associated with an investment in the Guaranteed Accumulation Account if you remove Account Value before the end of a Guaranteed Term. If interest rates at the time of a withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account.
Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Early Withdrawal Risk – You should carefully consider the risk associated with withdrawals, including a surrender of the participant’s certificate and a withdrawal under a certificate. A surrender or partial withdrawal may be subject to federal and state taxes, including a 10% federal income tax penalty on the taxable portion of the withdrawal, if taken prior to age 59½. Surrendering the participant certificate terminates the certificate. You may also incur a negative MVA if you remove Account Value from the Guaranteed Accumulation Account before the end of a Guaranteed Term. Under extreme conditions, you could lose up to 100% of your withdrawal from the GAA due to a negative MVA. Withdrawals can result in a significant reduction in your Account Value, death benefit and benefits under a participant certificate, potentially by more than the amount withdrawn. Ongoing withdrawals under the MGWB Endorsement may be subject to repeated Market Value Adjustments that may reduce the amount you receive, which could result in significant losses. Because of Contract features like these and given the tax consequences referred to above, you should not view the Contract as a short-term savings vehicle.
Contract Benefits Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Benefits – Loans and withdrawal may reduce the amount of a death benefit based on Purchase Payments by more than the amount of the loan or withdrawal due to proportional reductions in the premium amount. If you elected the MGWB Endorsement, withdrawals in excess of the Maximum Annual Withdrawal will reduce your MGWB Base and your payments during the Withdrawal Phase.
Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT – The General Account.”

Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Changes – We do not guarantee that each Fund or Fixed Interest Option will always be available for investment through the Contract. Subject to certain conditions and restrictions applicable to certain types of retirement plans and state and federal law and the rules and regulations thereunder, we may, from time to time, combine two or more Subaccounts; close Subaccounts and, unless we receive alternative allocation instructions, allocate all future amounts directed to the Subaccount that was closed or is unavailable among the other available Subaccounts according to the most recent allocation instructions we have on file; or substitute a new Fund for a Fund in which a Subaccount currently invests. Additionally, we may limit your ability to make transfers between investment options if you violate our policy on frequent or disruptive transfers.
Account Value Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Account Value Risk – You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts.
Business Disruption and Cybersecurity Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Business Disruption and Cybersecurity Risks – We rely on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks).

Cybersecurity risks include, but are not limited to, the loss, theft, misuse, corruption, and destruction of data maintained online or digitally, interference with or denial of service, attacks on our website (or the websites of third parties on whom we rely), disruption of routine business operations, and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection.

Systems failures and cybersecurity incidents affecting us, our affiliates, the underlying funds, intermediaries, service providers, and other third parties on whom we rely may adversely affect your contract value and interfere with our ability to process contract transactions and calculate contract values. Systems failures and cybersecurity breaches may cause us to be unable to process orders from our website or with the underlying funds, cause us to be unable to calculate unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and our service providers and intermediaries to regulatory fines, litigation, and financial losses, and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value.

The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability of our employees or the employees of our service providers to perform their job responsibilities. They could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

Insurance Company Insolvency [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Insolvency – It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised.
Short-Term Investment [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Short-Term Investment – You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½; and
Tax Consequences [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Tax Consequences – Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.
SUNY ORP 403(b) [Member]
Item 3. Key Information [Line Items]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.09%	[11]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.21%	[11]
Lowest Annual Cost [Dollars]	$ 203
Highest Annual Cost [Dollars]	$ 2,137
Item 4. Fee Table [Line Items]
Portfolio Company Expenses Before Waivers and Reimbursement Minimum [Percent]	0.09%
Portfolio Company Expenses Before Waivers and Reimbursement Maximum [Percent]	1.21%
Surrender Example [Table Text Block]	Example A: If you withdraw your entire Account Value at the end of the applicable time period: 1 Year 3 Years 5 Years 10 Years $2,491$7,665$13,105$27,962
Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,491
Surrender Expense, 3 Years, Maximum [Dollars]	7,665
Surrender Expense, 5 Years, Maximum [Dollars]	13,105
Surrender Expense, 10 Years, Maximum [Dollars]	$ 27,962
No Surrender Example [Table Text Block]	Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*

1 Year

3 Years

5 Years

10 Years

	$2,491$7,665$13,105$27,962
No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,491
No Surrender Expense, 3 Years, Maximum [Dollars]	7,665
No Surrender Expense, 5 Years, Maximum [Dollars]	13,105
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 27,962
SUNY ORP 403(b) [Member] | American Century Inflation-Adjusted Bond Fund (Investor Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.
Portfolio Company Name [Text Block]	American Century Inflation-Adjusted Bond Fund (Investor Class)
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	6.67%
Average Annual Total Returns, 5 Years [Percent]	0.84%
Average Annual Total Returns, 10 Years [Percent]	2.70%
SUNY ORP 403(b) [Member] | American Funds – EUPAC Fund® (Class R4) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds -EUPAC Fund® (Class R4)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	28.71%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	8.08%
SUNY ORP 403(b) [Member] | American Funds – New Perspective Fund® (Class R4) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds – New Perspective Fund® (Class R4)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	21.20%
Average Annual Total Returns, 5 Years [Percent]	8.99%
Average Annual Total Returns, 10 Years [Percent]	12.65%
SUNY ORP 403(b) [Member] | American Funds -SMALLCAP World Fund® (Class R4) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds -SMALLCAP World Fund® (Class R4)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	14.04%
Average Annual Total Returns, 5 Years [Percent]	1.42%
Average Annual Total Returns, 10 Years [Percent]	8.86%
SUNY ORP 403(b) [Member] | American Funds – The Growth Fund of America® - (Class R4) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital.
Portfolio Company Name [Text Block]	American Funds – The Growth Fund of America® - (Class R4)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	19.88%
Average Annual Total Returns, 5 Years [Percent]	11.76%
Average Annual Total Returns, 10 Years [Percent]	15.11%
SUNY ORP 403(b) [Member] | American Funds -Washington Mutual Investors Fund (Class R4) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
Portfolio Company Name [Text Block]	American Funds -Washington Mutual Investors Fund (Class R4)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	16.90%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	12.08%
SUNY ORP 403(b) [Member] | Calvert VP SRI Balanced Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	11.48%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	9.81%
SUNY ORP 403(b) [Member] | Columbia Variable Portfolio – Acorn Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio – Acorn Fund
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	4.47%
Average Annual Total Returns, 5 Years [Percent]	1.02%
Average Annual Total Returns, 10 Years [Percent]	8.66%
SUNY ORP 403(b) [Member] | Dimensional VA Global Moderate Allocation Portfolio (Institutional Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seek total return consisting of capital appreciation and current income.
Portfolio Company Name [Text Block]	Dimensional VA Global Moderate Allocation Portfolio (Institutional Shares)
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	14.68%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	8.65%
SUNY ORP 403(b) [Member] | Driehaus Emerging Markets Growth Fund (Institutional Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize capital appreciation.
Portfolio Company Name [Text Block]	Driehaus Emerging Markets Growth Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Driehaus Capital Management LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	30.22%
Average Annual Total Returns, 5 Years [Percent]	3.59%
Average Annual Total Returns, 10 Years [Percent]	9.25%
SUNY ORP 403(b) [Member] | Fidelity® VIP Contrafund Portfolio (Initial Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	21.52%
Average Annual Total Returns, 5 Years [Percent]	15.37%
Average Annual Total Returns, 10 Years [Percent]	15.78%
SUNY ORP 403(b) [Member] | Fidelity® VIP Equity-Income Portfolio (Initial Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.
Portfolio Company Name [Text Block]	Fidelity® VIP Equity-Income Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	19.02%
Average Annual Total Returns, 5 Years [Percent]	12.51%
Average Annual Total Returns, 10 Years [Percent]	11.60%
SUNY ORP 403(b) [Member] | Fidelity® VIP Index 500 Portfolio (Initial Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
Portfolio Company Name [Text Block]	Fidelity® VIP Index 500 Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	17.78%
Average Annual Total Returns, 5 Years [Percent]	14.31%
Average Annual Total Returns, 10 Years [Percent]	14.70%
SUNY ORP 403(b) [Member] | Franklin Small Cap Value VIP Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization companies.
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund (Class 2)
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	7.65%
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	9.81%
SUNY ORP 403(b) [Member] | Invesco EQV International Equity Fund (Class R5) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco EQV International Equity Fund (Class R5)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	16.31%
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	6.14%
SUNY ORP 403(b) [Member] | JPMorgan Equity Income Fund (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation and current income.
Portfolio Company Name [Text Block]	JPMorgan Equity Income Fund (Class I)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	14.59%
Average Annual Total Returns, 5 Years [Percent]	10.65%
Average Annual Total Returns, 10 Years [Percent]	10.84%
SUNY ORP 403(b) [Member] | JPMorgan Government Bond Fund (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high level of current income with liquidity and safety of principal.
Portfolio Company Name [Text Block]	JPMorgan Government Bond Fund (Class I)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	6.98%
Average Annual Total Returns, 5 Years [Percent]	(0.49%)
Average Annual Total Returns, 10 Years [Percent]	1.54%
SUNY ORP 403(b) [Member] | Parnassus Core Equity FundSM (Investor Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve both capital appreciation and current income.
Portfolio Company Name [Text Block]	Parnassus Core Equity FundSM (Investor Shares)
Portfolio Company Adviser [Text Block]	Parnassus Investments
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	11.64%
Average Annual Total Returns, 5 Years [Percent]	11.41%
Average Annual Total Returns, 10 Years [Percent]	13.32%
SUNY ORP 403(b) [Member] | VY® American Century Small-Mid Cap Value Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth. Income is a secondary objective.
Portfolio Company Name [Text Block]	VY® American Century Small-Mid Cap Value Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	5.33%
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	9.28%
SUNY ORP 403(b) [Member] | VY® CBRE Global Real Estate Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return consisting of capital appreciation and current income.
Portfolio Company Name [Text Block]	VY® CBRE Global Real Estate Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	6.82%
Average Annual Total Returns, 5 Years [Percent]	4.03%
Average Annual Total Returns, 10 Years [Percent]	3.99%
SUNY ORP 403(b) [Member] | VY® Invesco Equity and Income Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return consisting of long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	VY® Invesco Equity and Income Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	12.80%
Average Annual Total Returns, 5 Years [Percent]	8.82%
Average Annual Total Returns, 10 Years [Percent]	8.86%
SUNY ORP 403(b) [Member] | VY® JPMorgan Mid Cap Value Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks growth from capital appreciation.
Portfolio Company Name [Text Block]	VY® JPMorgan Mid Cap Value Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	4.63%
Average Annual Total Returns, 5 Years [Percent]	9.53%
Average Annual Total Returns, 10 Years [Percent]	8.75%
SUNY ORP 403(b) [Member] | VY® T. Rowe Price Capital Appreciation Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Capital Appreciation Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	12.32%
Average Annual Total Returns, 5 Years [Percent]	9.49%
Average Annual Total Returns, 10 Years [Percent]	11.32%
SUNY ORP 403(b) [Member] | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	9.92%
Average Annual Total Returns, 5 Years [Percent]	7.24%
Average Annual Total Returns, 10 Years [Percent]	12.78%
SUNY ORP 403(b) [Member] | Victory Pioneer Equity Income Fund (Class Y) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.
Portfolio Company Name [Text Block]	Victory Pioneer Equity Income Fund (Class Y)
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.38%
Average Annual Total Returns, 5 Years [Percent]	9.11%
Average Annual Total Returns, 10 Years [Percent]	9.36%
SUNY ORP 403(b) [Member] | Victory Sycamore Established Value Fund (Class A) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital growth by investing primarily in common stocks.
Portfolio Company Name [Text Block]	Victory Sycamore Established Value Fund (Class A)
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	2.33%
Average Annual Total Returns, 5 Years [Percent]	9.57%
Average Annual Total Returns, 10 Years [Percent]	10.60%
SUNY ORP 403(b) [Member] | Voya Global Bond Portfolio (Initial Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return through a combination of current income and capital appreciation.
Portfolio Company Name [Text Block]	Voya Global Bond Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	8.80%
Average Annual Total Returns, 5 Years [Percent]	(2.30%)
Average Annual Total Returns, 10 Years [Percent]	1.82%
SUNY ORP 403(b) [Member] | Voya Global Insights Portfolio (Initial Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Voya Global Insights Portfolio (Initial Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	24.31%
Average Annual Total Returns, 5 Years [Percent]	7.21%
Average Annual Total Returns, 10 Years [Percent]	10.97%
SUNY ORP 403(b) [Member] | Voya Global Perspectives® Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	Voya Global Perspectives® Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	14.23%
Average Annual Total Returns, 5 Years [Percent]	3.46%
Average Annual Total Returns, 10 Years [Percent]	6.38%
SUNY ORP 403(b) [Member] | Voya Government Money Market Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide high current return consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.
Portfolio Company Name [Text Block]	Voya Government Money Market Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	4.02%
Average Annual Total Returns, 5 Years [Percent]	3.02%
Average Annual Total Returns, 10 Years [Percent]	1.96%
SUNY ORP 403(b) [Member] | Voya Growth and Income Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Portfolio Company Name [Text Block]	Voya Growth and Income Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	18.21%
Average Annual Total Returns, 5 Years [Percent]	15.46%
Average Annual Total Returns, 10 Years [Percent]	14.62%
SUNY ORP 403(b) [Member] | Voya High Yield Portfolio (Institutional Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investors with a high level of current income and total return.
Portfolio Company Name [Text Block]	Voya High Yield Portfolio (Institutional Class)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	8.80%
Average Annual Total Returns, 5 Years [Percent]	3.92%
Average Annual Total Returns, 10 Years [Percent]	5.82%
SUNY ORP 403(b) [Member] | Voya Intermediate Bond Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Portfolio Company Name [Text Block]	Voya Intermediate Bond Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	7.71%
Average Annual Total Returns, 5 Years [Percent]	0.15%
Average Annual Total Returns, 10 Years [Percent]	2.66%
SUNY ORP 403(b) [Member] | Voya International High Dividend Low Volatility Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum total return.
Portfolio Company Name [Text Block]	Voya International High Dividend Low Volatility Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	37.60%
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	7.83%
SUNY ORP 403(b) [Member] | Voya International Index Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Portfolio Company Name [Text Block]	Voya International Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	30.89%
Average Annual Total Returns, 5 Years [Percent]	8.50%
Average Annual Total Returns, 10 Years [Percent]	7.91%
SUNY ORP 403(b) [Member] | Voya Large Cap Growth Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	A non-diversified Portfolio that seeks long-term capital growth.
Portfolio Company Name [Text Block]	Voya Large Cap Growth Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	15.33%
Average Annual Total Returns, 5 Years [Percent]	12.23%
Average Annual Total Returns, 10 Years [Percent]	15.19%
SUNY ORP 403(b) [Member] | Voya MidCap Opportunities Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Voya MidCap Opportunities Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	3.90%
Average Annual Total Returns, 5 Years [Percent]	4.55%
Average Annual Total Returns, 10 Years [Percent]	10.97%
SUNY ORP 403(b) [Member] | Voya Russell™ Mid Cap Index Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.
Portfolio Company Name [Text Block]	Voya Russell™ Mid Cap Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	10.08%
Average Annual Total Returns, 5 Years [Percent]	8.26%
Average Annual Total Returns, 10 Years [Percent]	10.59%
SUNY ORP 403(b) [Member] | Voya Russell™ Small Cap Index Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.
Portfolio Company Name [Text Block]	Voya Russell™ Small Cap Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	12.51%
Average Annual Total Returns, 5 Years [Percent]	5.75%
Average Annual Total Returns, 10 Years [Percent]	9.29%
SUNY ORP 403(b) [Member] | Voya SmallCap Opportunities Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Voya SmallCap Opportunities Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	5.85%
Average Annual Total Returns, 10 Years [Percent]	9.11%
SUNY ORP 403(b) [Member] | Voya Small Company Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.
Portfolio Company Name [Text Block]	Voya Small Company Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	8.59%
Average Annual Total Returns, 5 Years [Percent]	6.26%
Average Annual Total Returns, 10 Years [Percent]	8.39%
SUNY ORP 403(b) [Member] | Voya Solution 2030 Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2030 Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	14.54%
Average Annual Total Returns, 5 Years [Percent]	6.39%
Average Annual Total Returns, 10 Years [Percent]	8.21%
SUNY ORP 403(b) [Member] | Voya Solution 2035 Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2035 Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	16.37%
Average Annual Total Returns, 5 Years [Percent]	7.49%
Average Annual Total Returns, 10 Years [Percent]	8.96%
SUNY ORP 403(b) [Member] | Voya Solution 2040 Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2040 Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	18.23%
Average Annual Total Returns, 5 Years [Percent]	8.60%
Average Annual Total Returns, 10 Years [Percent]	9.86%
SUNY ORP 403(b) [Member] | Voya Solution 2045 Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2045 Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	19.48%
Average Annual Total Returns, 5 Years [Percent]	9.35%
Average Annual Total Returns, 10 Years [Percent]	10.19%
SUNY ORP 403(b) [Member] | Voya Solution 2050 Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2050 Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	19.90%
Average Annual Total Returns, 5 Years [Percent]	9.56%
Average Annual Total Returns, 10 Years [Percent]	10.34%
SUNY ORP 403(b) [Member] | Voya Solution 2055 Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2055 Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	19.95%
Average Annual Total Returns, 5 Years [Percent]	9.57%
Average Annual Total Returns, 10 Years [Percent]	10.34%
SUNY ORP 403(b) [Member] | Voya Solution 2060 Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2060 Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	19.95%
Average Annual Total Returns, 5 Years [Percent]	9.57%
Average Annual Total Returns, 10 Years [Percent]	10.34%
SUNY ORP 403(b) [Member] | Voya Solution 2065 Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2065 Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	20.01%
Average Annual Total Returns, 5 Years [Percent]	9.66%
SUNY ORP 403(b) [Member] | Voya Solution Income Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution Income Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	11.23%
Average Annual Total Returns, 5 Years [Percent]	3.60%
Average Annual Total Returns, 10 Years [Percent]	5.42%
SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts [Member] | Allspring Core Plus Bond Fund (Class R6) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return, consisting of current income and capital appreciation.
Portfolio Company Name [Text Block]	Allspring Core Plus Bond Fund (Class R6)
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	7.41%
Average Annual Total Returns, 5 Years [Percent]	0.34%
Average Annual Total Returns, 10 Years [Percent]	3.37%
SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts [Member] | American Funds® –EUPAC Fund® (Class R6) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds® –EUPAC Fund® (Class R6)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	29.18%
Average Annual Total Returns, 5 Years [Percent]	4.59%
Average Annual Total Returns, 10 Years [Percent]	8.46%
SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts [Member] | DFA Inflation-Protected Securities Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide inflation protection and earn current income consistent with inflation-protected securities.
Portfolio Company Name [Text Block]	DFA Inflation-Protected Securities Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	7.03%
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	3.11%
SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts [Member] | DFA Social Fixed Income Portfolio (Institutional Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total returns. Total return is comprised of income and capital appreciation.
Portfolio Company Name [Text Block]	DFA Social Fixed Income Portfolio (Institutional Class)
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. and DFA Australia Limited
Current Expenses [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	7.07%
Average Annual Total Returns, 5 Years [Percent]	(0.13%)
SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts [Member] | Fidelity® 500 Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) performance of common stocks publicly traded in the United States.
Portfolio Company Name [Text Block]	Fidelity® 500 Index Fund
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.015%
Average Annual Total Returns, 1 Year [Percent]	25.00%
Average Annual Total Returns, 5 Years [Percent]	14.51%
Average Annual Total Returns, 10 Years [Percent]	13.09%
SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts [Member] | Fidelity Advisor® Focused Emerging Markets (Class Z) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Fidelity Advisor® Focused Emerging Markets (Class Z)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, FIL Investments (Japan) LTD, FMR Japan, FIA, and FIA (UK)
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	9.43%
Average Annual Total Returns, 5 Years [Percent]	3.98%
Average Annual Total Returns, 10 Years [Percent]	5.89%
SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts [Member] | Fidelity® Mid Cap Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the total return of stocks of mid-capitalization United States companies.
Portfolio Company Name [Text Block]	Fidelity® Mid Cap Index Fund
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.025%
Average Annual Total Returns, 1 Year [Percent]	15.35%
Average Annual Total Returns, 5 Years [Percent]	9.93%
Average Annual Total Returns, 10 Years [Percent]	9.63%
SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts [Member] | Fidelity® Small Cap Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the total return of stocks of small-capitalization United States companies.
Portfolio Company Name [Text Block]	Fidelity® Small Cap Index Fund
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.025%
Average Annual Total Returns, 1 Year [Percent]	11.69%
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	7.96%
SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts [Member] | Fidelity® Total International Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.
Portfolio Company Name [Text Block]	Fidelity® Total International Index Fund
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.06%
Average Annual Total Returns, 1 Year [Percent]	4.99%
Average Annual Total Returns, 5 Years [Percent]	4.11%
SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts [Member] | Fidelity® U.S. Bond Index Fund (Class A) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg U.S. Aggregate Bond Index.
Portfolio Company Name [Text Block]	Fidelity® U.S. Bond Index Fund (Class A)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited
Current Expenses [Percent]	0.025%
Average Annual Total Returns, 1 Year [Percent]	1.34%
Average Annual Total Returns, 5 Years [Percent]	(0.31%)
Average Annual Total Returns, 10 Years [Percent]	1.33%
SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts [Member] | Franklin Small Cap Value Fund (Class R6) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term total return.
Portfolio Company Name [Text Block]	Franklin Small Cap Value Fund (Class R6)
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	7.67%
Average Annual Total Returns, 5 Years [Percent]	9.14%
Average Annual Total Returns, 10 Years [Percent]	10.16%
SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts [Member] | Impax Global Environmental Markets Fund (Institutional Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seek long term growth of capital by investing in innovative companies around the world whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; environmental support services and waste management technologies; and sustainable food, agriculture, and forestry.
Portfolio Company Name [Text Block]	Impax Global Environmental Markets Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Impax Asset Management LLC
Portfolio Company Subadviser [Text Block]	Impax Asset Management Ltd.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	13.97%
Average Annual Total Returns, 5 Years [Percent]	5.84%
Average Annual Total Returns, 10 Years [Percent]	9.98%
SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts [Member] | JPMorgan Large Cap Growth Fund (Class R6) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	JPMorgan Large Cap Growth Fund (Class R6)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	14.40%
Average Annual Total Returns, 5 Years [Percent]	12.97%
Average Annual Total Returns, 10 Years [Percent]	18.56%
SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts [Member] | PGIM High Yield Fund (Class R6) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize current income. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with the Fund’s primarily investment objective of current income.
Portfolio Company Name [Text Block]	PGIM High Yield Fund (Class R6)
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income and PGIM Limited
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	9.14%
Average Annual Total Returns, 5 Years [Percent]	4.60%
Average Annual Total Returns, 10 Years [Percent]	6.59%
SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts [Member] | Parnassus Core Equity FundSM (Investor Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve both capital appreciation and current income.
Portfolio Company Name [Text Block]	Parnassus Core Equity FundSM (Investor Shares)
Portfolio Company Adviser [Text Block]	Parnassus Investment
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	11.64%
Average Annual Total Returns, 5 Years [Percent]	11.41%
Average Annual Total Returns, 10 Years [Percent]	13.32%
SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts [Member] | T. Rowe Price Diversified Mid-Cap Growth Fund (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies.
Portfolio Company Name [Text Block]	T. Rowe Price Diversified Mid-Cap Growth Fund (Class I)
Portfolio Company Adviser [Text Block]	T. Rowe Price Investment Management
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	10.54%
Average Annual Total Returns, 5 Years [Percent]	7.36%
Average Annual Total Returns, 10 Years [Percent]	12.97%
SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts [Member] | Vanguard® Equity Income Fund (Admiral Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks an above average level of dividend income and reasonable long-term capital appreciation. The fund has two advisors who perform extensive research to identify dividend-paying, undervalued companies with catalysts for share-price appreciation.
Portfolio Company Name [Text Block]	Vanguard® Equity Income Fund (Admiral Shares)
Portfolio Company Adviser [Text Block]	Vanguard Quantitative Equity Group
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP (Wellington Management) and The Vanguard Group, Inc. (Vanguard)
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	17.22%
Average Annual Total Returns, 5 Years [Percent]	12.82%
Average Annual Total Returns, 10 Years [Percent]	11.73%
SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts [Member] | Vanguard® ExplorerTM Fund (AdmiralTM Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation.
Portfolio Company Name [Text Block]	Vanguard® ExplorerTM Fund (AdmiralTM Shares)
Portfolio Company Adviser [Text Block]	ArrowMark Colorado Holdings, LLC (ArrowMark Partners), ClearBridge Investment, LLC (ClearBridge), Stephens Investment Management Group, LLC (SIMG), Wellington Management Company LLP (Wellington Management), and The Vanguard Group, Inc. (Vanguard)
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	7.23%
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	11.47%
SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts [Member] | Vanguard® FTSE Social Index Fund (Institutional Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.
Portfolio Company Name [Text Block]	Vanguard® FTSE Social Index Fund (Institutional Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard)
Current Expenses [Percent]	0.03%
Average Annual Total Returns, 1 Year [Percent]	17.31%
Average Annual Total Returns, 5 Years [Percent]	13.54%
Average Annual Total Returns, 10 Years [Percent]	15.17%
SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts [Member] | Vanguard® Federal Money Market Fund (Investor Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide current income while maintaining liquidity and a stable share price of $1.
Portfolio Company Name [Text Block]	Vanguard® Federal Money Market Fund (Investor Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard)
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	4.22%
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]	2.14%
SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts [Member] | Vanguard Target Retirement 2020 Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2020 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard)
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	12.15%
Average Annual Total Returns, 5 Years [Percent]	4.77%
Average Annual Total Returns, 10 Years [Percent]	6.87%
SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts [Member] | Vanguard Target Retirement 2025 Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2025 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard)
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	14.60%
Average Annual Total Returns, 5 Years [Percent]	5.90%
Average Annual Total Returns, 10 Years [Percent]	7.87%
SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts [Member] | Vanguard Target Retirement 2030 Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2030 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard)
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	6.83%
Average Annual Total Returns, 10 Years [Percent]	8.66%
SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts [Member] | Vanguard Target Retirement 2035 Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2035 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard)
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	17.54%
Average Annual Total Returns, 5 Years [Percent]	7.71%
Average Annual Total Returns, 10 Years [Percent]	9.40%
SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts [Member] | Vanguard Target Retirement 2040 Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2040 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard)
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	18.76%
Average Annual Total Returns, 5 Years [Percent]	8.57%
Average Annual Total Returns, 10 Years [Percent]	10.13%
SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts [Member] | Vanguard Target Retirement 2045 Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2045 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard)
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	19.99%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	10.74%
SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts [Member] | Vanguard Target Retirement 2050 Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2050 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard)
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	21.41%
Average Annual Total Returns, 5 Years [Percent]	9.95%
Average Annual Total Returns, 10 Years [Percent]	11.02%
SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts [Member] | Vanguard Target Retirement 2055 Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2055 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard)
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	21.43%
Average Annual Total Returns, 5 Years [Percent]	9.96%
Average Annual Total Returns, 10 Years [Percent]	11.02%
SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts [Member] | Vanguard Target Retirement 2060 Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Bond II Index Fund, and Total International Stock Index Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2060 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard)
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	21.42%
Average Annual Total Returns, 5 Years [Percent]	9.96%
Average Annual Total Returns, 10 Years [Percent]	11.02%
SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts [Member] | Vanguard Target Retirement 2065 Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2065 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard)
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	21.43%
Average Annual Total Returns, 5 Years [Percent]	9.98%
SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts [Member] | Vanguard Target Retirement 2070 Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2070 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard)
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	21.42%
SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts [Member] | Vanguard Target Retirement Income Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide current income and some growth of capital by investing in a mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Index Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement Income Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard)
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	11.31%
Average Annual Total Returns, 5 Years [Percent]	3.85%
Average Annual Total Returns, 10 Years [Percent]	5.33%
SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts [Member] | Victory Sycamore Established Value Fund (Class R6) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital growth by investing primarily in common stocks.
Portfolio Company Name [Text Block]	Victory Sycamore Established Value Fund (Class R6)
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	2.68%
Average Annual Total Returns, 5 Years [Percent]	9.95%
Average Annual Total Returns, 10 Years [Percent]	10.98%
SUNY ORP Legacy (Pre 11/15/2021) [Member]
Item 3. Key Information [Line Items]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.015%	[11]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.89%	[11]
Lowest Annual Cost [Dollars]	$ 131
Highest Annual Cost [Dollars]	$ 2,083
Item 4. Fee Table [Line Items]
Portfolio Company Expenses Before Waivers and Reimbursement Minimum [Percent]	0.015%
Portfolio Company Expenses Before Waivers and Reimbursement Maximum [Percent]	0.89%
Surrender Example [Table Text Block]	Example A: If you withdraw your entire Account Value at the end of the applicable time period: 1 Year 3 Years 5 Years 10 Years $2,421$7,455$12,755$27,263
Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,421
Surrender Expense, 3 Years, Maximum [Dollars]	7,455
Surrender Expense, 5 Years, Maximum [Dollars]	12,755
Surrender Expense, 10 Years, Maximum [Dollars]	$ 27,263
No Surrender Example [Table Text Block]

Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*

1 Year

3 Years

5 Years

10 Years

	$2,421$7,455$12,755$27,263
No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,421
No Surrender Expense, 3 Years, Maximum [Dollars]	7,455
No Surrender Expense, 5 Years, Maximum [Dollars]	12,755
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 27,263
SUNY ORP (Post 11/15/2021) [Member]
Item 3. Key Information [Line Items]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.015%	[11]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.89%	[11]
Lowest Annual Cost [Dollars]	$ 131
Highest Annual Cost [Dollars]	$ 2,083
Item 4. Fee Table [Line Items]
Portfolio Company Expenses Before Waivers and Reimbursement Minimum [Percent]	0.015%
Portfolio Company Expenses Before Waivers and Reimbursement Maximum [Percent]	0.89%
Surrender Example [Table Text Block]	Example A: If you withdraw your entire Account Value at the end of the applicable time period:1 Year3 Years5 Years10 Years$2,421$7,455$12,755$27,263
Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,421
Surrender Expense, 3 Years, Maximum [Dollars]	7,455
Surrender Expense, 5 Years, Maximum [Dollars]	12,755
Surrender Expense, 10 Years, Maximum [Dollars]	$ 27,263
No Surrender Example [Table Text Block]	Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*1 Year3 Years5 Years10 Years$2,421$7,455$12,755$27,263
No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,421
No Surrender Expense, 3 Years, Maximum [Dollars]	7,455
No Surrender Expense, 5 Years, Maximum [Dollars]	12,755
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 27,263
SUNY ORP (Post 11/15/2021) [Member] | Allspring Core Plus Bond Fund (Class R6) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return, consisting of current income and capital appreciation.
Portfolio Company Name [Text Block]	Allspring Core Plus Bond Fund (Class R6)
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	7.41%
Average Annual Total Returns, 5 Years [Percent]	0.34%
Average Annual Total Returns, 10 Years [Percent]	3.37%
SUNY ORP (Post 11/15/2021) [Member] | American Funds® –EUPAC Fund® (Class R6) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds® – EUPAC Fund® (Class R6)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	29.18%
Average Annual Total Returns, 5 Years [Percent]	4.59%
Average Annual Total Returns, 10 Years [Percent]	8.46%
SUNY ORP (Post 11/15/2021) [Member] | DFA Inflation-Protected Securities Portfolio (Institutional Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide inflation protection and earn current income consistent with inflation-protected securities.
Portfolio Company Name [Text Block]	DFA Inflation-Protected Securities Portfolio (Institutional Class)
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	7.03%
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	3.11%
SUNY ORP (Post 11/15/2021) [Member] | DFA Social Fixed Income Portfolio (Institutional Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total returns. Total return is comprised of income and capital appreciation.
Portfolio Company Name [Text Block]	DFA Social Fixed Income Portfolio (Institutional Class)
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. and DFA Australia Limited
Current Expenses [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	7.07%
Average Annual Total Returns, 5 Years [Percent]	(0.13%)
SUNY ORP (Post 11/15/2021) [Member] | Fidelity® 500 Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) performance of common stocks publicly traded in the United States.
Portfolio Company Name [Text Block]	Fidelity® 500 Index Fund
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.015%
Average Annual Total Returns, 1 Year [Percent]	25.00%
Average Annual Total Returns, 5 Years [Percent]	14.51%
Average Annual Total Returns, 10 Years [Percent]	13.09%
SUNY ORP (Post 11/15/2021) [Member] | Fidelity Advisor® Focused Emerging Markets Fund (Class Z) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Fidelity Advisor® Focused Emerging Markets Fund (Class Z)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, FIL Investments (Japan) LTD, FMR Japan, FIA, and FIA (UK)
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	9.43%
Average Annual Total Returns, 5 Years [Percent]	3.98%
Average Annual Total Returns, 10 Years [Percent]	5.89%
SUNY ORP (Post 11/15/2021) [Member] | Fidelity® Mid Cap Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the total return of stocks of mid-capitalization United States companies.
Portfolio Company Name [Text Block]	Fidelity® Mid Cap Index Fund
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.025%
Average Annual Total Returns, 1 Year [Percent]	15.35%
Average Annual Total Returns, 5 Years [Percent]	9.93%
Average Annual Total Returns, 10 Years [Percent]	9.63%
SUNY ORP (Post 11/15/2021) [Member] | Fidelity® Small Cap Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the total return of stocks of small-capitalization United States companies.
Portfolio Company Name [Text Block]	Fidelity® Small Cap Index Fund
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.025%
Average Annual Total Returns, 1 Year [Percent]	11.69%
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	7.96%
SUNY ORP (Post 11/15/2021) [Member] | Fidelity® Total International Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.
Portfolio Company Name [Text Block]	Fidelity® Total International Index Fund
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.06%
Average Annual Total Returns, 1 Year [Percent]	4.99%
Average Annual Total Returns, 5 Years [Percent]	4.11%
SUNY ORP (Post 11/15/2021) [Member] | Fidelity® U.S. Bond Index Fund (Class A) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg U.S. Aggregate Bond Index.
Portfolio Company Name [Text Block]	Fidelity® U.S. Bond Index Fund (Class A)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited
Current Expenses [Percent]	0.025%
Average Annual Total Returns, 1 Year [Percent]	1.34%
Average Annual Total Returns, 5 Years [Percent]	(0.31%)
Average Annual Total Returns, 10 Years [Percent]	1.33%
SUNY ORP (Post 11/15/2021) [Member] | Franklin Small Cap Value Fund (Class R6) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term total return.
Portfolio Company Name [Text Block]	Franklin Small Cap Value Fund (Class R6)
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	7.67%
Average Annual Total Returns, 5 Years [Percent]	9.14%
Average Annual Total Returns, 10 Years [Percent]	10.16%
SUNY ORP (Post 11/15/2021) [Member] | Impax Global Environmental Markets Fund (Institutional Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seek long term growth of capital by investing in innovative companies around the world whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; environmental support services and waste management technologies; and sustainable food, agriculture, and forestry.
Portfolio Company Name [Text Block]	Impax Global Environmental Markets Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Impax Asset Management LLC
Portfolio Company Subadviser [Text Block]	Impax Asset Management Ltd.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	13.97%
Average Annual Total Returns, 5 Years [Percent]	5.84%
Average Annual Total Returns, 10 Years [Percent]	9.98%
SUNY ORP (Post 11/15/2021) [Member] | JPMorgan Large Cap Growth Fund (Class R6) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	JPMorgan Large Cap Growth Fund (Class R6)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	14.40%
Average Annual Total Returns, 5 Years [Percent]	12.97%
Average Annual Total Returns, 10 Years [Percent]	18.56%
SUNY ORP (Post 11/15/2021) [Member] | PGIM High Yield Fund (Class R6) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize current income. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with the Fund’s primarily investment objective of current income.
Portfolio Company Name [Text Block]	PGIM High Yield Fund (Class R6)
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income and PGIM Limited
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	9.14%
Average Annual Total Returns, 5 Years [Percent]	4.60%
Average Annual Total Returns, 10 Years [Percent]	6.59%
SUNY ORP (Post 11/15/2021) [Member] | Parnassus Core Equity FundSM (Investor Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve both capital appreciation and current income.
Portfolio Company Name [Text Block]	Parnassus Core Equity FundSM (Investor Shares)
Portfolio Company Adviser [Text Block]	Parnassus Investment
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	11.64%
Average Annual Total Returns, 5 Years [Percent]	11.41%
Average Annual Total Returns, 10 Years [Percent]	13.32%
SUNY ORP (Post 11/15/2021) [Member] | T. Rowe Price Diversified Mid-Cap Growth Fund (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies.
Portfolio Company Name [Text Block]	T. Rowe Price Diversified Mid-Cap Growth Fund (Class I)
Portfolio Company Adviser [Text Block]	T. Rowe Price Investment Management
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	10.54%
Average Annual Total Returns, 5 Years [Percent]	7.36%
Average Annual Total Returns, 10 Years [Percent]	12.97%
SUNY ORP (Post 11/15/2021) [Member] | Vanguard® Equity Income Fund (AdmiralTM Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.
Portfolio Company Name [Text Block]	Vanguard® Equity Income Fund (AdmiralTM Shares)
Portfolio Company Adviser [Text Block]	Wellington Management Company LLC (Wellington Management), and The Vanguard Group, Inc. (Vanguard)
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	17.22%
Average Annual Total Returns, 5 Years [Percent]	12.82%
Average Annual Total Returns, 10 Years [Percent]	11.73%
SUNY ORP (Post 11/15/2021) [Member] | Vanguard® ExplorerTM Fund (AdmiralTM Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation.
Portfolio Company Name [Text Block]	Vanguard® ExplorerTM Fund (AdmiralTM Shares)
Portfolio Company Adviser [Text Block]	ArrowMark Colorado Holdings, LLC (ArrowMark Partners), ClearBridge Investment, LLC (ClearBridge), Stephens Investment Management Group, LLC (SIMG), Wellington Management Company LLP (Wellington Management), and The Vanguard Group, Inc. (Vanguard)
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	7.23%
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	11.47%
SUNY ORP (Post 11/15/2021) [Member] | Vanguard® FTSE Social Index Fund (Institutional Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.
Portfolio Company Name [Text Block]	Vanguard® FTSE Social Index Fund (Institutional Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard)
Current Expenses [Percent]	0.03%
Average Annual Total Returns, 1 Year [Percent]	17.31%
Average Annual Total Returns, 5 Years [Percent]	13.54%
Average Annual Total Returns, 10 Years [Percent]	15.17%
SUNY ORP (Post 11/15/2021) [Member] | Vanguard® Federal Money Market Fund (Investor Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide current income while maintaining liquidity and a stable share price of $1.
Portfolio Company Name [Text Block]	Vanguard® Federal Money Market Fund (Investor Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard)
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	4.22%
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]	2.14%
SUNY ORP (Post 11/15/2021) [Member] | Vanguard Real Estate Index Fund (Institutional Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.
Portfolio Company Name [Text Block]	Vanguard Real Estate Index Fund (Institutional Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard)
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	3.23%
Average Annual Total Returns, 5 Years [Percent]	4.66%
Average Annual Total Returns, 10 Years [Percent]	5.16%
SUNY ORP (Post 11/15/2021) [Member] | Vanguard Target Retirement 2020 Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2020 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard)
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	12.15%
Average Annual Total Returns, 5 Years [Percent]	4.77%
Average Annual Total Returns, 10 Years [Percent]	6.87%
SUNY ORP (Post 11/15/2021) [Member] | Vanguard Target Retirement 2030 Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2030 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard)
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	6.83%
Average Annual Total Returns, 10 Years [Percent]	8.66%
SUNY ORP (Post 11/15/2021) [Member] | Vanguard Target Retirement 2035 Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2035 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard)
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	17.54%
Average Annual Total Returns, 5 Years [Percent]	7.71%
Average Annual Total Returns, 10 Years [Percent]	9.40%
SUNY ORP (Post 11/15/2021) [Member] | Vanguard Target Retirement 2040 Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2040 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard)
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	18.76%
Average Annual Total Returns, 5 Years [Percent]	8.57%
Average Annual Total Returns, 10 Years [Percent]	10.13%
SUNY ORP (Post 11/15/2021) [Member] | Vanguard Target Retirement 2045 Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2045 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard)
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	19.99%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	10.74%
SUNY ORP (Post 11/15/2021) [Member] | Vanguard Target Retirement 2050 Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2050 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard)
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	21.41%
Average Annual Total Returns, 5 Years [Percent]	9.95%
Average Annual Total Returns, 10 Years [Percent]	11.02%
SUNY ORP (Post 11/15/2021) [Member] | Vanguard Target Retirement 2055 Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2055 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard)
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	21.43%
Average Annual Total Returns, 5 Years [Percent]	9.96%
Average Annual Total Returns, 10 Years [Percent]	11.02%
SUNY ORP (Post 11/15/2021) [Member] | Vanguard Target Retirement 2060 Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Bond II Index Fund, and Total International Stock Index Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2060 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard)
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	21.42%
Average Annual Total Returns, 5 Years [Percent]	9.96%
Average Annual Total Returns, 10 Years [Percent]	11.02%
SUNY ORP (Post 11/15/2021) [Member] | Vanguard Target Retirement 2065 Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2065 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard)
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	21.43%
Average Annual Total Returns, 5 Years [Percent]	9.98%
SUNY ORP (Post 11/15/2021) [Member] | Vanguard Target Retirement 2070 Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2070 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard)
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	21.42%
SUNY ORP (Post 11/15/2021) [Member] | Vanguard Target Retirement Income Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide current income and some growth of capital by investing in a mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Index Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement Income Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard)
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	11.31%
Average Annual Total Returns, 5 Years [Percent]	3.85%
Average Annual Total Returns, 10 Years [Percent]	5.33%
SUNY ORP (Post 11/15/2021) [Member] | Victory Sycamore Established Value Fund (Class R6) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital growth by investing primarily in common stocks.
Portfolio Company Name [Text Block]	Victory Sycamore Established Value Fund (Class R6)
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	2.68%
Average Annual Total Returns, 5 Years [Percent]	9.95%
Average Annual Total Returns, 10 Years [Percent]	10.98%
SUNY Voluntary Legacy 403(b) Plan [Member] | American Century Investments® Inflation-Adjusted Bond Fund (Investor Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.
Portfolio Company Name [Text Block]	American Century Investments® Inflation-Adjusted Bond Fund (Investor Class)
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	6.67%
Average Annual Total Returns, 5 Years [Percent]	0.84%
Average Annual Total Returns, 10 Years [Percent]	2.70%
SUNY Voluntary Legacy 403(b) Plan [Member] | American Funds – EUPAC Fund® (Class R4) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds® – EUPAC Fund® (Class R4)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	28.71%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	8.08%
SUNY Voluntary Legacy 403(b) Plan [Member] | American Funds – New Perspective Fund® (Class R4) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds® – New Perspective Fund® (Class R4)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	21.20%
Average Annual Total Returns, 5 Years [Percent]	8.99%
Average Annual Total Returns, 10 Years [Percent]	12.65%
SUNY Voluntary Legacy 403(b) Plan [Member] | American Funds -SMALLCAP World Fund® (Class R4) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds® –SMALLCAP World Fund® (Class R4)
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	14.04%
Average Annual Total Returns, 5 Years [Percent]	1.42%
Average Annual Total Returns, 10 Years [Percent]	8.86%
SUNY Voluntary Legacy 403(b) Plan [Member] | American Funds – The Growth Fund of America® - (Class R4) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital.
Portfolio Company Name [Text Block]	American Funds® – The Growth Fund of America® (Class R4)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	19.88%
Average Annual Total Returns, 5 Years [Percent]	11.76%
Average Annual Total Returns, 10 Years [Percent]	15.11%
SUNY Voluntary Legacy 403(b) Plan [Member] | American Funds -Washington Mutual Investors Fund (Class R4) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
Portfolio Company Name [Text Block]	American Funds® – Washington Mutual Investors FundSM (Class R4)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	16.90%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	12.08%
SUNY Voluntary Legacy 403(b) Plan [Member] | Calvert VP SRI Balanced Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	11.48%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	9.81%
SUNY Voluntary Legacy 403(b) Plan [Member] | Columbia Variable Portfolio – Acorn Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio – Acorn Fund
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	4.47%
Average Annual Total Returns, 5 Years [Percent]	1.02%
Average Annual Total Returns, 10 Years [Percent]	8.66%
SUNY Voluntary Legacy 403(b) Plan [Member] | Dimensional VA Global Moderate Allocation Portfolio (Institutional Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seek total return consisting of capital appreciation and current income.
Portfolio Company Name [Text Block]	Dimensional VA Global Moderate Allocation Portfolio (Institutional Shares)
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	14.68%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	8.65%
SUNY Voluntary Legacy 403(b) Plan [Member] | Driehaus Emerging Markets Growth Fund (Institutional Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize capital appreciation.
Portfolio Company Name [Text Block]	Driehaus Emerging Markets Growth Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Driehaus Capital Management LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	30.22%
Average Annual Total Returns, 5 Years [Percent]	3.59%
Average Annual Total Returns, 10 Years [Percent]	9.25%
SUNY Voluntary Legacy 403(b) Plan [Member] | Fidelity® VIP ContrafundSM Portfolio (Initial Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP ContrafundSM Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	21.52%
Average Annual Total Returns, 5 Years [Percent]	15.37%
Average Annual Total Returns, 10 Years [Percent]	15.78%
SUNY Voluntary Legacy 403(b) Plan [Member] | Fidelity® VIP Equity-Income Portfolio (Initial Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.
Portfolio Company Name [Text Block]	Fidelity® VIP Equity-Income Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	19.02%
Average Annual Total Returns, 5 Years [Percent]	12.51%
Average Annual Total Returns, 10 Years [Percent]	11.60%
SUNY Voluntary Legacy 403(b) Plan [Member] | Fidelity® VIP Index 500 Portfolio (Initial Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
Portfolio Company Name [Text Block]	Fidelity® VIP Index 500 Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	17.78%
Average Annual Total Returns, 5 Years [Percent]	14.31%
Average Annual Total Returns, 10 Years [Percent]	14.70%
SUNY Voluntary Legacy 403(b) Plan [Member] | Franklin Small Cap Value VIP Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term total return.
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund (Class 2)
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	7.65%
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	9.81%
SUNY Voluntary Legacy 403(b) Plan [Member] | Invesco EQV International Equity Fund (Class R5) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco EQV International Equity Fund (Class R5)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	16.31%
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	6.14%
SUNY Voluntary Legacy 403(b) Plan [Member] | JPMorgan Equity Income Fund (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation and current income.
Portfolio Company Name [Text Block]	JPMorgan Equity Income Fund (Class I)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management Inc
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	14.59%
Average Annual Total Returns, 5 Years [Percent]	10.65%
Average Annual Total Returns, 10 Years [Percent]	10.84%
SUNY Voluntary Legacy 403(b) Plan [Member] | JPMorgan Government Bond Fund (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high level of current income with liquidity and safety of principal.
Portfolio Company Name [Text Block]	JPMorgan Government Bond Fund (Class I)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	6.98%
Average Annual Total Returns, 5 Years [Percent]	(0.49%)
Average Annual Total Returns, 10 Years [Percent]	1.54%
SUNY Voluntary Legacy 403(b) Plan [Member] | Parnassus Core Equity FundSM (Investor Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve both capital appreciation and current income.
Portfolio Company Name [Text Block]	Parnassus Core Equity FundSM (Investor Shares)
Portfolio Company Adviser [Text Block]	Parnassus Investments
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	11.64%
Average Annual Total Returns, 5 Years [Percent]	11.41%
Average Annual Total Returns, 10 Years [Percent]	13.32%
SUNY Voluntary Legacy 403(b) Plan [Member] | VY® American Century Small-Mid Cap Value Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth. Income is a secondary objective.
Portfolio Company Name [Text Block]	VY® American Century Small-Mid Cap Value Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	5.33%
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	9.28%
SUNY Voluntary Legacy 403(b) Plan [Member] | VY® CBRE Global Real Estate Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return consisting of capital appreciation and current income.
Portfolio Company Name [Text Block]	VY® CBRE Global Real Estate Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	6.82%
Average Annual Total Returns, 5 Years [Percent]	4.03%
Average Annual Total Returns, 10 Years [Percent]	3.99%
SUNY Voluntary Legacy 403(b) Plan [Member] | VY® Invesco Equity and Income Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return consisting of long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	VY® Invesco Equity and Income Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	12.80%
Average Annual Total Returns, 5 Years [Percent]	8.82%
Average Annual Total Returns, 10 Years [Percent]	8.86%
SUNY Voluntary Legacy 403(b) Plan [Member] | VY® JPMorgan Mid Cap Value Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks growth from capital appreciation.
Portfolio Company Name [Text Block]	VY® JPMorgan Mid Cap Value Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	4.63%
Average Annual Total Returns, 5 Years [Percent]	9.53%
Average Annual Total Returns, 10 Years [Percent]	8.75%
SUNY Voluntary Legacy 403(b) Plan [Member] | VY® T. Rowe Price Capital Appreciation Portfolio (Class S) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Capital Appreciation Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	12.02%
Average Annual Total Returns, 5 Years [Percent]	9.22%
Average Annual Total Returns, 10 Years [Percent]	11.04%
SUNY Voluntary Legacy 403(b) Plan [Member] | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	9.92%
Average Annual Total Returns, 5 Years [Percent]	7.24%
Average Annual Total Returns, 10 Years [Percent]	12.78%
SUNY Voluntary Legacy 403(b) Plan [Member] | Victory Pioneer Equity Income Fund (Class Y) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations
Portfolio Company Name [Text Block]	Victory Pioneer Equity Income Fund (Class Y)
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.38%
Average Annual Total Returns, 5 Years [Percent]	9.11%
Average Annual Total Returns, 10 Years [Percent]	9.36%
SUNY Voluntary Legacy 403(b) Plan [Member] | Victory Sycamore Established Value Fund (Class A) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital growth by investing primarily in common stocks.
Portfolio Company Name [Text Block]	Victory Sycamore Established Value Fund (Class A)
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	2.33%
Average Annual Total Returns, 5 Years [Percent]	9.57%
Average Annual Total Returns, 10 Years [Percent]	10.60%
SUNY Voluntary Legacy 403(b) Plan [Member] | Voya Balanced Income Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize income while maintaining prospects for capital appreciation.
Portfolio Company Name [Text Block]	Voya Balanced Income Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	11.96%
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	7.16%
SUNY Voluntary Legacy 403(b) Plan [Member] | Voya Global Bond Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return through a combination of current income and capital appreciation.
Portfolio Company Name [Text Block]	Voya Global Bond Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	8.80%
Average Annual Total Returns, 5 Years [Percent]	(2.30%)
Average Annual Total Returns, 10 Years [Percent]	1.82%
SUNY Voluntary Legacy 403(b) Plan [Member] | Voya Global Insights Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Voya Global Insights Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	24.31%
Average Annual Total Returns, 5 Years [Percent]	7.21%
Average Annual Total Returns, 10 Years [Percent]	10.97%
SUNY Voluntary Legacy 403(b) Plan [Member] | Voya Global Perspectives® Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	Voya Global Perspectives® Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	14.23%
Average Annual Total Returns, 5 Years [Percent]	3.46%
Average Annual Total Returns, 10 Years [Percent]	6.38%
SUNY Voluntary Legacy 403(b) Plan [Member] | Voya Government Money Market Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide high current return consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.
Portfolio Company Name [Text Block]	Voya Government Money Market Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	4.02%
Average Annual Total Returns, 5 Years [Percent]	3.02%
Average Annual Total Returns, 10 Years [Percent]	1.96%
SUNY Voluntary Legacy 403(b) Plan [Member] | Voya Growth and Income Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Portfolio Company Name [Text Block]	Voya Growth and Income Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	18.21%
Average Annual Total Returns, 5 Years [Percent]	15.46%
Average Annual Total Returns, 10 Years [Percent]	14.62%
SUNY Voluntary Legacy 403(b) Plan [Member] | Voya High Yield Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investors with a high level of current income and total return.
Portfolio Company Name [Text Block]	Voya High Yield Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	8.80%
Average Annual Total Returns, 5 Years [Percent]	3.92%
Average Annual Total Returns, 10 Years [Percent]	5.82%
SUNY Voluntary Legacy 403(b) Plan [Member] | Voya Intermediate Bond Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Portfolio Company Name [Text Block]	Voya Intermediate Bond Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	7.71%
Average Annual Total Returns, 5 Years [Percent]	0.15%
Average Annual Total Returns, 10 Years [Percent]	2.66%
SUNY Voluntary Legacy 403(b) Plan [Member] | Voya International High Dividend Low Volatility Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum total return.
Portfolio Company Name [Text Block]	Voya International High Dividend Low Volatility Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	37.60%
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	7.83%
SUNY Voluntary Legacy 403(b) Plan [Member] | Voya International Index Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Portfolio Company Name [Text Block]	Voya International Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	30.89%
Average Annual Total Returns, 5 Years [Percent]	8.50%
Average Annual Total Returns, 10 Years [Percent]	7.91%
SUNY Voluntary Legacy 403(b) Plan [Member] | Voya Large Cap Growth Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	A non-diversified Portfolio that seeks long-term capital growth.
Portfolio Company Name [Text Block]	Voya Large Cap Growth Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	15.33%
Average Annual Total Returns, 5 Years [Percent]	12.23%
Average Annual Total Returns, 10 Years [Percent]	15.19%
SUNY Voluntary Legacy 403(b) Plan [Member] | Voya MidCap Opportunities Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Voya MidCap Opportunities Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	3.90%
Average Annual Total Returns, 5 Years [Percent]	4.55%
Average Annual Total Returns, 10 Years [Percent]	10.97%
SUNY Voluntary Legacy 403(b) Plan [Member] | Voya RussellTM Mid Cap Index Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.
Portfolio Company Name [Text Block]	Voya RussellTM Mid Cap Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	10.08%
Average Annual Total Returns, 5 Years [Percent]	8.26%
Average Annual Total Returns, 10 Years [Percent]	10.59%
SUNY Voluntary Legacy 403(b) Plan [Member] | Voya RussellTM Small Cap Index Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.
Portfolio Company Name [Text Block]	Voya RussellTM Small Cap Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	12.51%
Average Annual Total Returns, 5 Years [Percent]	5.75%
Average Annual Total Returns, 10 Years [Percent]	9.29%
SUNY Voluntary Legacy 403(b) Plan [Member] | Voya SmallCap Opportunities Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Voya SmallCap Opportunities Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	5.85%
Average Annual Total Returns, 10 Years [Percent]	9.11%
SUNY Voluntary Legacy 403(b) Plan [Member] | Voya Small Company Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.
Portfolio Company Name [Text Block]	Voya Small Company Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	8.59%
Average Annual Total Returns, 5 Years [Percent]	6.26%
Average Annual Total Returns, 10 Years [Percent]	8.39%
SUNY Voluntary Legacy 403(b) Plan [Member] | Voya Solution 2030 Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2030 Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	14.54%
Average Annual Total Returns, 5 Years [Percent]	6.39%
Average Annual Total Returns, 10 Years [Percent]	8.21%
SUNY Voluntary Legacy 403(b) Plan [Member] | Voya Solution 2035 Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2035 Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	16.37%
Average Annual Total Returns, 5 Years [Percent]	7.49%
Average Annual Total Returns, 10 Years [Percent]	8.96%
SUNY Voluntary Legacy 403(b) Plan [Member] | Voya Solution 2040 Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2040 Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	18.23%
Average Annual Total Returns, 5 Years [Percent]	8.60%
Average Annual Total Returns, 10 Years [Percent]	9.86%
SUNY Voluntary Legacy 403(b) Plan [Member] | Voya Solution 2045 Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2045 Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	19.48%
Average Annual Total Returns, 5 Years [Percent]	9.35%
Average Annual Total Returns, 10 Years [Percent]	10.19%
SUNY Voluntary Legacy 403(b) Plan [Member] | Voya Solution 2050 Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2050 Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	19.90%
Average Annual Total Returns, 5 Years [Percent]	9.56%
Average Annual Total Returns, 10 Years [Percent]	10.34%
SUNY Voluntary Legacy 403(b) Plan [Member] | Voya Solution 2055 Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2055 Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	19.92%
Average Annual Total Returns, 5 Years [Percent]	9.60%
Average Annual Total Returns, 10 Years [Percent]	10.36%
SUNY Voluntary Legacy 403(b) Plan [Member] | Voya Solution 2060 Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2060 Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	19.95%
Average Annual Total Returns, 5 Years [Percent]	9.57%
Average Annual Total Returns, 10 Years [Percent]	10.34%
SUNY Voluntary Legacy 403(b) Plan [Member] | Voya Solution 2065 Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2065 Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	20.01%
Average Annual Total Returns, 5 Years [Percent]	9.66%
SUNY Voluntary Legacy 403(b) Plan [Member] | Voya Solution Aggressive Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	Voya Solution Aggressive Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	16.87%
Average Annual Total Returns, 5 Years [Percent]	9.89%
Average Annual Total Returns, 10 Years [Percent]	10.55%
SUNY Voluntary Legacy 403(b) Plan [Member] | Voya Solution Balanced Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide capital growth through a diversified asset allocation strategy.
Portfolio Company Name [Text Block]	Voya Solution Balanced Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	13.05%
Average Annual Total Returns, 5 Years [Percent]	6.84%
Average Annual Total Returns, 10 Years [Percent]	8.04%
SUNY Voluntary Legacy 403(b) Plan [Member] | Voya Solution Conservative Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution Conservative Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	8.33%
Average Annual Total Returns, 5 Years [Percent]	2.97%
Average Annual Total Returns, 10 Years [Percent]	4.77%
SUNY Voluntary Legacy 403(b) Plan [Member] | Voya Solution Income Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution Income Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	11.23%
Average Annual Total Returns, 5 Years [Percent]	3.60%
Average Annual Total Returns, 10 Years [Percent]	5.42%
SUNY Voluntary Legacy Plan [Member]
Item 3. Key Information [Line Items]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.09%	[11]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.21%	[11]
Lowest Annual Cost [Dollars]	$ 203
Highest Annual Cost [Dollars]	$ 3,175
Item 4. Fee Table [Line Items]
Portfolio Company Expenses Before Waivers and Reimbursement Minimum [Percent]	0.09%
Portfolio Company Expenses Before Waivers and Reimbursement Maximum [Percent]	1.21%
Surrender Example [Table Text Block]	Example A: If you withdraw your entire Account Value at the end of the applicable time period:* 1 Year 3 Years 5 Years 10 Years $8,986$17,088$24,313$43,528
Surrender Expense, 1 Year, Maximum [Dollars]	$ 8,986
Surrender Expense, 3 Years, Maximum [Dollars]	17,088
Surrender Expense, 5 Years, Maximum [Dollars]	24,313
Surrender Expense, 10 Years, Maximum [Dollars]	$ 43,528
No Surrender Example [Table Text Block]	Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:**

1 Year

3 Years

5 Years

10 Years

	$3,931$11,923$20,090$41,299
No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,931
No Surrender Expense, 3 Years, Maximum [Dollars]	11,923
No Surrender Expense, 5 Years, Maximum [Dollars]	20,090
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 41,299
SUNY Voluntary Legacy Plan [Member] | Minimum Guaranteed Withdrawal Benefit Endorsement M G W B [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.20%	[12]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%	[12]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.20%	[12]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%	[12]

[1]	As a percentage of average Account Value.
[2]	The Base Contract Expenses include (1) the mortality and expense risk charge, which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits; and (2) an administrative expense charge equal to 0.25% (we currently do not charge your contract this expense) annually of your Account Value invested in the Subaccounts. The administrative expense charge and the annual maintenance fee may be reduced or eliminated in certain circumstances. The minimum amount reflects these reductions or eliminations, while the maximum amount does not. See “CHARGES, FEES AND ADJUSTMENTS – Periodic Fees and Charges.”
[3]	4As a percentage of the MGWB Base. Reflects the current annual charge for the Optional Minimum Guaranteed Withdrawal Benefit Endorsement, which is deducted as a quarterly charge of 0.10%. The maximum annual charge for the MGWB Endorsement is 1.20% of the MGWB Base, deducted as a quarterly charge of 0.30%.
[4]	This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “CHARGES, Fees AND ADJUSTMENTS” section. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. See “CHARGES, Fees AND ADJUSTMENTS.”
[5]	Certain Contracts may be subject to a loan initiation fee. If assessed, the loan initiation fee will apply to each outstanding loan taken and will be deducted from the Account Value. We reserve the right to change the fee charged for loan initiation, but not to exceed $125. Loan fees are no longer charged on new loans taken as of August 8, 2022. See “Loans ‒ Things to Consider Before Initiating a Loan.”
[6]	Although we do not charge a premium tax, we reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES, Fees AND ADJUSTMENTS ‒ Premium and Other Taxes.”
[7]	A Market Value Adjustment will apply to withdrawals or transfers from the Guaranteed Accumulation Account. Withdrawals due to the election of a lifetime income option and Withdrawals due to the death of the participant (if paid within the first six months following death) will be subject to an aggregate MVA only if it is positive. All other withdrawals will be subject to an aggregate MVA, regardless of whether it is positive or negative. For more information, see “CHARGES, FEES AND ADJUSTMENTS – Contract Adjustments.”
[8]	Certain Contracts may be subject to an annual loan administration fee. If assessed, the annual loan administration fee will apply to each outstanding loan and will be deducted from the Account Value annually at the beginning of each calendar year. We reserve the right to change the annual fee charged for loan administration, but the fee shall not exceed $50. The Annual Loan Administration Fee is charged until the loan is repaid in full. See “LOANS ‒ Things to Consider Before Initiating a Loan.”
[9]	The mortality and expense risk charge (the current fee is 0.12% for the SUNY Voluntary Legacy Plan Contract, the SUNY ORP 403(b) contract, the SUNY ORP (Post 11/15/2021) Contract and the SUNY ORP Legacy (Pre 11/15/2021) Contract), included in the base contract expenses, compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits that may be available in a Contract. The base contract expenses also reflect an administrative expense charge equal to 0.25% (we currently do not charge your contract this expense) invested in the Subaccounts. See “CHARGES, FEES AND ADJUSTMENTS – Periodic Fees and Charges – Mortality and Expense Risk Charge.”
[10]	These fees may be waived, reduced or eliminated in certain circumstances. See “CHARGES, Fees AND ADJUSTMENTS.”
[11]	As a percentage of the Portfolio Company’s net assets. These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2025, and will vary from year to year.
[12]	We deduct the MGWB Endorsement Charge from the subaccounts in which you are invested on each quarterly endorsement anniversary. In addition, a pro rata portion of the quarterly charge will be deducted upon a full surrender of the eligible account value, upon cancellation of the endorsement and upon the application of the eligible account value to an Income Phase option. See “MGWB Endorsement Charge” and “Calculating the Minimum Guaranteed Withdrawal Benefit Base” subsections within the “OPTIONAL MINIMUM GUARANTEED WITHDRAWAL BENEFIT ENDORSEMENT” section of this prospectus for further information on this charge and on the Minimum Guaranteed Withdrawal Benefit Base (“MGWB Base”).